united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 6/30

Date of reporting period: 12/31/23

Item 1. Reports to Stockholders.

Fulcrum Diversified Absolute Return Fund

Super Institutional Class	FARYX
Institutional Class	FARIX

a series of Northern Lights Fund Trust IV

Semi-Annual Report
December 31, 2023

855-538-5278
www.fulcrumassetfunds.com
fulcrumfunds@ultimusfundsolutions.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Fulcrum Diversified Absolute Return Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.
Member FINRA

Market conditions/environment July 1, 2023 to December 31, 2023

The second half of the year began well for risk assets, as significant declines in developed markets’ inflation and strong US economic data boosted equity valuations in July. However, the improving market sentiment was short lived, as talk of higher-for-longer rates by the US Federal Reserve (the “Fed”) combined with a surge in energy prices, led to a sell-off in bonds primarily at the long-end of the curve, with US 10-year real yields hitting their highest since 2007. Amidst this backdrop, both global equities (-2.3%1) and bonds (-3.6%2) fell together, and the US dollar strengthened (+3.2%3).

Energy prices, which had been rising steadily through Q3 on signs of an increasingly tight global oil market, really accelerated at the beginning of September as Saudi Arabia and Russia announced coordinated extension of production cuts, finishing the quarter up (+18.0%4). In contrast, the climb in real interest rates throughout the quarter weighed on the attractiveness of precious metals, which declined (-3.8%5).

Elsewhere in the world, both the Bank of England and European Central Bank signaled that monetary policy was reaching sufficiently tight levels. Meanwhile, the Bank of Japan opted to keep its policy of yield curve control in place. China continued to see instability in its housing market. Whilst there were signs of a pick-up in activity and improving manufacturing surveys and retail sales improving through the quarter, equity markets also registered a second consecutive negative quarter (-4.1%6).

The downward pressure on markets continued into the start of the fourth quarter, now with the additional dynamic of increased political risk following the outbreak of conflict in the Middle East and an initial spike in the oil price. But November was the pivotal moment for market sentiment over the entire period, as the Fed’s preferred inflation measure – the core Personal Consumption Expenditure (PCE) index – posted its slowest pace of growth in over two years. This, combined with dovish guidance from Fed officials, led to a widespread perception of easier monetary policy going forward, both in the US and abroad.

Global equities benefited from the improvement in risk sentiment and came roaring back, recovering all their Q3-23 losses and finishing H2-23 firmly up (+7.2%). Bonds also registered a strong gain in H2-23 (+4.2%), having seen their sharpest rally in 40 years in November. This was all aided by the sharp fall in energy prices (-19.3% BCOM Energy BCOMEN Index) in the final quarter, driven by fears of weak oil demand and now possible oversupply; energy prices finished H2-23 down (-4.7%). Precious metals also surged in Q4-23 (+11.0%) amid the sharp fall in real interest rates, more than erasing earlier losses and finishing H2-23 in positive territory (+6.8%). The US dollar slumped (-4.6%), wiping out gains in H2-23.

[1]	MSCI World Gross Total Return Local Index (Bloomberg Ticker: GDDLWI Index)

[2]	Bloomberg Global-Aggregate Total Return Index Unhedged USD (Bloomberg Ticker: LEGATRUU Index)

[3]	ICE US Dollar Index (Bloomberg Ticker: DXY Curncy)

[4]	Bloomberg Energy Sub-index (Bloomberg Ticker: BCOMEN Index)

[5]	S&P GSCI Precious Metals Index Total Return (Bloomberg Ticker: SPGSPMTR Index)

[6]	Hang Seng Index Total Return (Bloomberg Ticker : HSI 1 Index)

Despite the resurgence in global risk appetite, Chinese economic activity remained subdued with limited stimulus measures, and saw further declines with their equity market finishing down in H2-23 (-7.6%).

Fund Performance for the period ended December 31, 2023

From July 1, 2023 to December 31, 2023, Fulcrum Diversified Absolute Return Institutional Class shares returned +2.87%.

After a challenging first half in 2023, where the Fund’s defensive posture in hindsight was held for too long, the second half was much stronger and driven by both the Fund’s discretionary macro strategy and dynamic asset allocation strategy. Diversifying strategies, which contributed in the first half of the year, detracted in the second half, similar to most trend following strategies as long established trends reversed sharply in the final two months of the year, notably in bonds.

Discretionary macro gains were broadly spread across fixed income, currencies, commodities, thematic equities, and volatility views. As the Fund carefully emerged from the first half drawdown at reduced risk levels, it started to increase risk in September and caught the key pivot in the final quarter as markets started pricing in a soft-landing scenario, amidst softening inflation, more dovish central banks and firm enough growth.

Dynamic asset allocation also participated in the recovery in risk assets and notably North American equities. Bonds were a smaller contributor as the Fund remains underweight, with the highly inverted yield curve dampening the attractiveness vis-à-vis cash, whilst commodities were a minor drag.

Concluding, we remain focused on building a portfolio that seeks to deliver returns in the broadest range of market environments, all with low correlation to traditional assets. This we believe will benefit allocators by seeking to provide a material real return above inflation while at the same time not adding to their equity and fixed income risks. Relying upon duration as the only diversifier in a portfolio might not work as well going forward as it has in previous decades, as central banks continue to balance their need to combat inflationary forces whilst promoting growth, all of which is exacerbated by growing global debt levels.

17840289-NLD-01302024

Fulcrum Diversified Absolute Return Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2023

The Fund’s performance figures* for the periods ended December 31, 2023, as compared to its benchmark:

			Average Annual
					Since Inception
	Six Months	One Year	Three Year	Five Year	(7/31/15)
Fulcrum Diversified Absolute Return Fund Super Institutional Class	2.94%	0.79%	2.42%	4.76%	2.55%
Fulcrum Diversified Absolute Return Fund Institutional Class	2.87%	0.71%	2.32%	4.67%	2.48%
BofA Merrill Lynch 3-Month US Treasury Bill Index**	2.71%	5.04%	2.17%	1.89%	1.49%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. Fulcrum Asset Management LLP (the “Advisor”) has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) in order to limit the annual fund operating expenses to 1.05% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. The Fund’s total annual fund operating expense ratios, gross of fee waivers or expense reimbursements are 1.30% and 1.40% for Super Institutional Class Shares and Institutional Class Shares, respectively, per the October 30, 2023 prospectus. For performance information current to the most recent month-end, please call toll-free 1-855-538-5278.

**	The BofA Merrill Lynch 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled in a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. Investors cannot invest directly in an index or benchmark.

Summary of Holdings as of December 31, 2023

Asset Class	% of Net Assets	Country	% of Total Market Value
U.S. Treasury Bills	48.8%	United States	93.9%
Common Stocks	15.7%	Canada	1.3%
Future Options Purchased	0.5%	Japan	0.6%
Currency Options Purchased	0.4%	Great Britan	0.5%
Binary Options Purchased	0.4%	Spain	0.4%
Exchange-Traded Equity Fund	0.3%	Ireland	0.4%
Correlation Options Purchased	0.2%	China	0.4%
Index Options Purchased^	0.0%	France	0.3%
Equity Options Purchased^	0.0%	Germany	0.3%
Other Assets and Liabilities - Net	33.7%	Other	1.9%
	100.0%	Total	100.0%

Please refer to the Consolidated Schedule of Investments in this Semi-Annual Report for a listing of the Fund’s holdings. Derivative exposure is included in “Other Assets and Liabilities - Net.”

^	Less than 0.005%.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7%
	ADVERTISING & MARKETING - 0.0%(a)
47	Omnicom Group, Inc.	$4,066

	AEROSPACE & DEFENSE - 0.1%
31	AeroVironment, Inc.(b)	3,907
20	Dassault Aviation S/A(c)	3,957
1,513	Saab A.B. (c)	91,163
24	Teledyne Technologies, Inc.(b)	10,711
		109,738
	APPAREL & TEXTILE PRODUCTS - 0.1%
22	adidas A.G.(c)	4,473
123	Gildan Activewear, Inc. (c)	4,068
38	Hermes International(c)	80,497
164	LVMH Moet Hennessy Louis Vuitton S.E.(c)	132,823
276	NIKE, Inc., Class B	29,965
		251,826
	ASSET MANAGEMENT - 0.2%
1,774	Apollo Global Management, Inc.	165,319
121	BlackRock, Inc.	98,228
2,311	EQT AB(c)	65,314
51	Groupe Bruxelles Lambert S/A (c)	4,010
187	Intermediate Capital Group PLC(c)	4,006
		336,877
	AUTOMOTIVE - 0.2%
1,187	NGK Spark Plug Company Ltd.(c)	28,196
322	Rheinmetall A.G. (c)	102,025
765	Tesla, Inc.(b)	190,087
		320,308
	BANKING - 0.4%
41,243	Banco Santander S/A(c)	172,088
2,432	Bank of America Corporation	81,884
2,918	Bank of Ireland Group PLC(c)	26,474
99	BNP Paribas S/A(c)	6,841
975	CaixaBank S/A (c)	4,011
585	Commonwealth Bank of Australia(c)	44,577

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	BANKING - 0.4% (Continued)
4,376	HSBC Holdings PLC(c)	$35,452
3,536	Intesa Sanpaolo SpA(c)	10,320
1,857	JPMorgan Chase & Company	315,875
62	KBC Group N.V.(c)	4,019
48	Macquarie Group Ltd. (c)	6,008
2,546	Mitsubishi UFJ Financial Group, Inc.(c)	21,878
409	Nordea Bank Abp(c)	5,059
309	Royal Bank of Canada	31,251
405	Toronto-Dominion Bank (The) (c)	26,171
1,267	Wells Fargo & Company	62,362
		854,270
	BEVERAGES - 0.2%
3,113	Celsius Holdings, Inc.(b)	169,721
3,452	Monster Beverage Corporation(b)	198,869
		368,590
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.7%
591	AbbVie, Inc.	91,587
177	Amgen, Inc.	50,980
869	AstraZeneca PLC(c)	117,428
131	Bayer A.G.(c)	4,864
721	Bristol-Myers Squibb Company	36,995
685	CSL Ltd.(c)	133,830
470	Eli Lilly and Company	273,972
931	Johnson & Johnson	145,925
848	Merck & Company, Inc.	92,449
2,219	Novo Nordisk A/S(c)	229,432
1,499	Rhythm Pharmaceuticals, Inc.(b)	68,909
374	Sanofi(c)	37,061
1,020	Structure Therapeutics, Inc. - ADR(b)	41,575
2,616	Viking Therapeutics, Inc.(b)	48,684
		1,373,691
	CABLE & SATELLITE - 0.0%(a)
922	Comcast Corporation, Class A	40,430

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	CHEMICALS - 0.0%(a)
35	Arkema S/A (c)	$3,980
48	Chr Hansen Holding A/S(c)	4,025
93	Dow, Inc.	5,100
122	Sherwin-Williams Company (The)	38,052
26	Yara International ASA(c)	924
		52,081
	COMMERCIAL SUPPORT SERVICES - 0.2%
4,289	Castellum A.B. (c)	60,949
230	Compass Group PLC(c)	6,292
649	Daiseki Company Ltd. (c)	18,022
74	Intertek Group PLC(c)	4,006
1,830	Recruit Holdings Company Ltd. (c)	77,400
368	Republic Services, Inc.	60,687
657	Waste Connections, Inc. (c)	98,111
408	Waste Management, Inc.	73,073
		398,540
	CONSTRUCTION MATERIALS - 0.1%
1,084	Holcim Ltd.(c)	85,088
1,089	Kingspan Group PLC(c)	94,257
		179,345
	CONTAINERS & PACKAGING - 0.1%
724	AptarGroup, Inc.	89,501
4,711	Billerud A.B. (c)	47,838
		137,339
	DATA CENTER REIT - 0.1%
129	Equinix, Inc.	103,895

	DIVERSIFIED INDUSTRIALS - 0.1%
651	Eaton Corporation PLC	156,774
1,353	Emerson Electric Company	131,687
		288,461
	E-COMMERCE DISCRETIONARY - 0.3%
4,086	Amazon.com, Inc.(b)	620,827

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	ELECTRIC UTILITIES - 0.3%
193	American Electric Power Company, Inc.	$15,675
1,608	Boralex, Inc. (c)	40,874
336	Edison International	24,021
3,415	EDP Renovaveis S/A (c)	69,842
5,864	Enel SpA(c)	43,569
801	Engie S/A(c)	14,076
136	Hydro One Ltd. (c)	4,075
4,417	Iberdrola S/A (c)	57,882
1,571	National Grid PLC(c)	21,189
97	PNM Resources, Inc.	4,035
3,242	RWE A.G. (c)	147,391
559	Verbund A.G. (c)	51,870
		494,499
	ELECTRICAL EQUIPMENT - 0.6%
1,242	AMETEK, Inc.	204,794
1,084	Amphenol Corporation, Class A	107,457
830	Assa Abloy A.B., Class B(c)	23,894
892	Daikin Industries Ltd.(c)	145,424
409	Hubbell, Inc.	134,532
565	Nibe Industrier A.B. (c)	3,967
23	Novanta, Inc.(b)	3,873
1,660	nVent Electric PLC	98,089
16	Schindler Holding A.G. (c)	4,001
826	Schneider Electric S.E.(c)	165,765
613	Trane Technologies PLC	149,511
2,866	Vertiv Holdings Company	137,654
		1,178,961
	ENGINEERING & CONSTRUCTION - 0.1%
133	AECOM	12,293
165	Arcosa, Inc.	13,636
3,456	Cellnex Telecom S/A (c)	136,057
60	Comfort Systems USA, Inc.	12,340
234	Construction Partners, Inc., Class A(b)	10,184
392	Fluor Corporation(b)	15,355

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.1% (Continued)
221	Granite Construction, Inc.	$11,240
107	Jacobs Solutions, Inc.	13,889
240	KBR, Inc.	13,298
158	Primoris Services Corporation	5,247
70	Quanta Services, Inc.	15,106
189	Sterling Infrastructure, Inc.(b)	16,619
85	Tetra Tech, Inc.	14,189
		289,453
	ENTERTAINMENT CONTENT - 0.1%
126	Capcom Company Ltd. (c)	4,072
80	Konami Group Corporation(c)	4,189
113	Square Enix Holdings Company Ltd.(b)	4,058
597	Take-Two Interactive Software, Inc.(b)	96,087
		108,406
	FOOD - 0.5%
1,260	Bakkafrost P/F(c)	65,979
4,735	BellRing Brands, Inc.(b)	262,460
5,283	Mowi ASA(c)	94,641
2,183	Nestle S/A(c)	253,085
73	Salmar ASA(c)	4,090
5,552	Simply Good Foods Company (The)(b)	219,859
6,766	Vital Farms, Inc.(b)	106,159
		1,006,273
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
1,074	West Fraser Timber Company Ltd. (c)	91,888

	GAS & WATER UTILITIES - 0.0%(a)
30	American Water Works Company, Inc.	3,960
127	Veolia Environnement S/A (c)	4,004
		7,964
	HEALTH CARE FACILITIES & SERVICES - 1.0%
4,107	Cardinal Health, Inc.	413,986
2,026	Cencora, Inc.	416,100
757	Centene Corporation(b)	56,177

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.0% (Continued)
228	Cigna Group (The)	$68,275
911	CVS Health Corporation	71,933
162	Elevance Health, Inc.	76,393
136	Humana, Inc.	62,262
14	Lonza Group A.G. (c)	5,887
1,094	McKesson Corporation	506,499
11	Molina Healthcare, Inc.(b)	3,974
598	UnitedHealth Group, Inc.	314,829
		1,996,315
	HOME CONSTRUCTION - 1.1%
2,321	DR Horton, Inc.	352,745
3,790	KB Home	236,723
1,123	Lennar Corporation, Class A	167,372
917	LGI Homes, Inc.(b)	122,108
47	Masonite International Corporation(b)	3,979
2,185	MDC Holdings, Inc.	120,721
544	Meritage Homes Corporation	94,765
39	NVR, Inc.(b)	273,018
2,350	PulteGroup, Inc.	242,567
3,503	Taylor Morrison Home Corporation(b)	186,885
1,699	Toll Brothers, Inc.	174,640
4,564	Tri Pointe Homes, Inc.(b)	161,566
		2,137,089
	HOUSEHOLD PRODUCTS - 0.3%
1,489	Church & Dwight Company, Inc.	140,800
172	Colgate-Palmolive Company	13,710
50	Estee Lauder Companies, Inc. (The), Class A	7,313
1,729	Procter & Gamble Company (The)	253,367
315	Reckitt Benckiser Group PLC(c)	21,765
3,759	Unicharm Corporation(c)	135,925
		572,880
	INDUSTRIAL REIT - 0.1%
859	Prologis, Inc.	114,505

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	INDUSTRIAL REIT - 0.1% (Continued)
130	Warehouses De Pauw CVA	$4,090
		118,595
	INDUSTRIAL SUPPORT SERVICES - 0.0%(a)
58	Ashtead Group PLC(c)	4,039

	INFRASTRUCTURE REIT - 0.0%(a)
104	American Tower Corporation, A	22,452

	INSTITUTIONAL FINANCIAL SERVICES - 0.1%
209	CME Group, Inc.	44,015
149	Deutsche Boerse A.G.(c)	30,678
756	Interactive Brokers Group, Inc., Class A	62,673
327	London Stock Exchange Group PLC(c)	38,660
277	Morgan Stanley	25,830
		201,856
	INSURANCE - 0.5%
29	Allstate Corporation (The)	4,059
45	Aon PLC, Class A	13,096
125	Arch Capital Group Ltd.(b)	9,284
432	Arthur J Gallagher & Company	97,148
550	Berkshire Hathaway, Inc., Class B(b)	196,164
532	Chubb Ltd.	120,232
303	Coface S/A (c)	3,961
151	Fairfax Financial Holdings Ltd. (c)	139,323
1,221	Hartford Financial Services Group, Inc. (The)	98,144
164	Marsh & McLennan Companies, Inc.	31,073
104	MS&AD Insurance Group Holdings, Inc.(c)	4,091
195	Progressive Corporation (The)	31,060
138	SCOR S.E.(c)	4,031
6	Swiss Life Holding A.G. (c)	4,166
233	Tokio Marine Holdings, Inc.(c)	5,832
551	Travelers Companies, Inc. (The)	104,960
1,102	Voya Financial, Inc.	80,402
		947,026

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.6%
4,576	Adevinta ASA(b)	$50,627
531	Airbnb, Inc., Class A(b)	72,290
2,381	Alphabet, Inc., Class A(b)	332,603
2,135	Alphabet, Inc., Class C(b)	300,887
440	Auto Trader Group PLC(c)	4,046
731	Meta Platforms, Inc., Class A(b)	258,745
188	Netflix, Inc.(b)	91,533
33	REA Group Ltd. (c)	4,074
549	Rightmove PLC(c)	4,028
266	Shopify, Inc., Class A(b) (c)	20,710
21	Spotify Technology S/A(b)	3,946
2,061	Uber Technologies, Inc.(b)	126,896
		1,270,385
	LEISURE FACILITIES & SERVICES - 0.2%
70	Chipotle Mexican Grill, Inc.(b)	160,087
241	McDonald’s Corporation	71,459
1,206	Starbucks Corporation	115,788
1,120	TKO Group Holdings, Inc.	91,370
		438,704
	MACHINERY - 0.1%
1,735	Atlas Copco A.B. (c)	29,860
332	Atlas Copco A.B. (c)	4,919
770	Crane Company	90,968
1,296	Ingersoll Rand, Inc.	100,232
333	TOMRA Systems ASA(c)	4,046
		230,025
	MEDICAL EQUIPMENT & DEVICES - 0.2%
1,208	Boston Scientific Corporation(b)	69,834
355	Cochlear Ltd.	72,265
1,021	Edwards Lifesciences Corporation(b)	77,851
1,153	Hoya Corporation	144,141
28	Illumina, Inc.(b)	3,899
241	Insulet Corporation(b)	52,292

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 0.2% (Continued)
34	Mettler-Toledo International, Inc.(b)	$41,241
		461,523
	METALS & MINING - 0.7%
23,087	Denison Mines Corporation(b) (c)	40,425
38,422	Endeavour Silver Corporation(b)	75,691
5,229	Energy Fuels Inc(b) (c)	37,492
14,870	First Majestic Silver Corporation	91,451
29,645	Fortuna Silver Mines, Inc.(b)	114,430
1,229	Franco-Nevada Corporation	136,185
170	Glencore PLC(c)	1,023
38,870	Hecla Mining Company	186,966
12,329	MAG Silver Corporation(b)	128,345
1,759	Newmont Corporation	72,805
10,562	Pan American Silver Corporation	172,477
646	Rio Tinto Ltd.(c)	59,730
1,020	Rio Tinto PLC(c)	75,964
32	Royal Gold, Inc.	3,871
35,010	Silvercorp Metals, Inc.	92,076
16,131	SilverCrest Metals, Inc.(b)	105,658
		1,394,589
	MULTI ASSET CLASS REIT - 0.0%(a)
5,614	Segro PLC(c)	63,438

	OIL & GAS PRODUCERS - 0.2%
3,987	Antero Resources Corporation(b)	90,425
1,415	BP PLC(c)	8,409
1,981	CNX Resources Corporation(b)	39,620
1,255	Eni SpA(c)	21,265
4,508	Itochu Enex Company Ltd. (c)	49,146
2,104	Ovintiv, Inc.	92,407
1,428	Parkland Corporation(c)	46,031
		347,303
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
9,748	Aker Solutions ASA(c)	40,318

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2% (Continued)
4,135	Baker Hughes Company	$141,334
2,464	Expro Group Holdings N.V.(b)	39,227
3,324	Schlumberger Ltd.	172,981
		393,860
	PUBLISHING & BROADCASTING - 0.0%(a)
3,538	Future PLC(c)	35,879
140	Schibsted ASA(c)	4,032
		39,911
	RESIDENTIAL REIT - 0.0%(a)
21	AvalonBay Communities, Inc.	3,932
300	UNITE Group PLC (The)	3,993
		7,925
	RETAIL - CONSUMER STAPLES - 0.9%
1,091	Costco Wholesale Corporation	720,148
4,285	Kroger Company (The)	195,867
42	Loblaw Companies Ltd. (c)	4,066
19,468	Tesco PLC(c)	72,096
5,622	Walmart, Inc.	886,309
		1,878,486
	RETAIL - DISCRETIONARY - 0.3%
492	Brunello Cucinelli SpA(c)	48,125
515	Home Depot, Inc. (The)	178,473
43,413	JD Sports Fashion PLC(c)	91,842
419	Lowe’s Companies, Inc.	93,248
233	Lululemon Athletica, Inc.(b)	119,131
6,376	Pets at Home Group PLC(c)	25,864
1,231	TJX Cos., Inc. (The)	115,480
		672,163
	RETAIL REIT - 0.0%(a)
92	Spirit Realty Capital, Inc.	4,019

	SELF-STORAGE REIT - 0.0%(a)
3,759	Big Yellow Group PLC	58,558

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	SELF-STORAGE REIT - 0.0%(a) (Continued)
34	Public Storage	$10,370
		68,928
	SEMICONDUCTORS - 0.7%
657	Applied Materials, Inc.	106,480
338	BE Semiconductor Industries N.V.(c)	50,916
218	Broadcom, Inc.	243,342
258	Infineon Technologies A.G.(c)	10,767
126	KLA Corporation	73,244
143	Lam Research Corporation	112,006
403	Microchip Technology, Inc.	36,343
1,273	Micron Technology, Inc.	108,638
998	NVIDIA Corporation	494,229
429	NXP Semiconductors N.V.	98,533
440	QUALCOMM, Inc.	63,637
751	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	78,104
		1,476,239
	SOFTWARE - 2.4%
448	Adobe, Inc.(b)	267,277
580	Akamai Technologies, Inc.(b)	68,643
85	Alteryx, Inc., Class A(b)	4,009
338	ANSYS, Inc.(b)	122,653
371	Autodesk, Inc.(b)	90,331
303	Cadence Design Systems, Inc.(b)	82,528
386	Cloudflare, Inc., Class A(b)	32,138
285	Crowdstrike Holdings, Inc., Class A(b)	72,766
155	Dassault Systemes S.E. (c)	7,569
388	Datadog, Inc., Class A(b)	47,095
1,585	DigitalOcean Holdings, Inc.(b)	58,154
1,175	Elastic NV(b)	132,423
1,756	Fortinet, Inc.(b)	102,779
178	HubSpot, Inc.(b)	103,336
304	Intuit, Inc.	190,009
733	Jamf Holding Corporation(b)	13,238
2,684	JFrog Ltd.(b)	92,893

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	SOFTWARE - 2.4% (Continued)
3,039	Microsoft Corporation	$1,142,787
186	MongoDB, Inc.(b)	76,046
626	nCino, Inc.(b)	21,052
44	Okta, Inc.(b)	3,983
2,476	Oracle Corporation	261,045
1,137	Palo Alto Networks, Inc.(b)	335,279
260	Paycom Software, Inc.	53,747
595	Pegasystems, Inc.	29,072
382	PTC, Inc.(b)	66,835
744	Qualys, Inc.(b)	146,032
891	Rapid7, Inc.(b)	50,876
24	Roper Technologies, Inc.	13,084
1,115	Salesforce, Inc.(b)	293,401
350	ServiceNow, Inc.(b)	247,272
654	Smartsheet, Inc., Class A(b)	31,274
572	Snowflake, Inc.(b)	113,828
1,662	Tenable Holdings, Inc.(b)	76,552
10	Tyler Technologies, Inc.(b)	4,181
683	Varonis Systems, Inc.(b)	30,926
472	Veeva Systems, Inc., Class A(b)	90,869
901	Workday, Inc., Class A(b)	248,730
		4,824,712
	STEEL - 0.0%(a)
36	ArcelorMittal S/A (c)	1,020

	TECHNOLOGY HARDWARE - 0.6%
5,455	Apple, Inc.	1,050,250
221	Nintendo Company Ltd.(c)	11,536
572	Panasonic Holdings Corporation(c)	5,666
333	Sony Group Corporation(c)	31,674
		1,099,126
	TECHNOLOGY SERVICES - 0.6%
3	Adyen N.V.(b) (c)	3,864
1,638	Amadeus IT Group S/A (c)	117,326

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 15.7% (Continued)
	TECHNOLOGY SERVICES - 0.6% (Continued)
46	Amdocs Ltd.	$4,043
91	Automatic Data Processing, Inc.	21,200
32	Booz Allen Hamilton Holding Corporation	4,093
423	Broadridge Financial Solutions, Inc.	87,032
114	Computacenter PLC(c)	4,058
16	Equifax, Inc.	3,957
125	Experian PLC(c)	5,102
9	FactSet Research Systems, Inc.	4,293
982	Fiserv, Inc.(b)	130,449
136	FleetCor Technologies, Inc.(b)	38,435
420	Mastercard, Inc., Class A	179,134
59	MSCI, Inc.	33,373
1,195	Netcompany Group A/S(b) (c)	39,929
43	Paychex, Inc.	5,122
861	PayPal Holdings, Inc.(b)	52,874
1,016	QinetiQ Group PLC(c)	4,002
412	RELX PLC(c)	16,334
242	S&P Global, Inc.	106,606
232	Softcat PLC(c)	4,022
19	Verisk Analytics, Inc.	4,538
779	Visa, Inc., Class A	202,814
462	WEX, Inc.(b)	89,882
35	Wolters Kluwer N.V. (c)	4,973
		1,167,455
	TELECOMMUNICATIONS - 0.0%(a)
228	TELUS Corporation	4,058
118	T-Mobile US, Inc.	18,919
941	Verizon Communications, Inc.	35,475
		58,452
	TRANSPORTATION & LOGISTICS - 0.4%
1	AP Moller - Maersk A/S - Series A(c)	1,774
1,472	Ardmore Shipping Corporation	20,740
1,898	Canadian Pacific Kansas City Ltd. (c)	150,183
696	CH Robinson Worldwide, Inc.	60,127

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares				Fair Value
	COMMON STOCKS — 15.7% (Continued)
	TRANSPORTATION & LOGISTICS - 0.4% (Continued)
5,947	DHT Holdings, Inc.			$58,340
532	DSV A/S(c)			93,410
4,655	Euronav N.V.			81,881
759	Expeditors International of Washington, Inc.			96,545
3,914	Frontline PLC			78,476
1,418	International Seaways, Inc.			64,491
12	Kuehne + Nagel International A.G. (c)			4,135
803	Scorpio Tankers, Inc.			48,822
1,306	Teekay Tankers Ltd., Class A			65,261
				824,185
	WHOLESALE - CONSUMER STAPLES - 0.0%(a)
268	ITOCHU Corporation(c)			10,963

	WHOLESALE - DISCRETIONARY - 0.0%(a)
779	Toyota Tsusho Corporation(c)			45,905

	TOTAL COMMON STOCKS (Cost $29,105,647)			31,397,296

	EXCHANGE-TRADED FUND — 0.3%
	EQUITY - 0.3%
17,077	iShares MSCI Brazil ETF (Cost $601,196)			597,012

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 48.8%
	U.S. TREASURY BILLS — 48.8%
7,900,000	United States Treasury Bill	5.1000	02/08/24	7,857,216
13,300,000	United States Treasury Bill	5.1200	02/15/24	13,214,805
11,000,000	United States Treasury Bill	5.1700	02/20/24	10,921,114
11,650,000	United States Treasury Bill	5.2000	02/29/24	11,551,193
15,550,000	United States Treasury Bill	5.1700	03/14/24	15,388,638

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 48.8% (Continued)
	U.S. TREASURY BILLS — 48.8% (Continued)
24,400,000	United States Treasury Bill	5.1900	03/21/24	$24,122,010
9,100,000	United States Treasury Bill	5.2500	04/18/24	8,959,564
6,100,000	United States Treasury Bill	5.2400	04/25/24	6,000,065
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $97,992,768)			98,014,604

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value
	CURRENCY OPTIONS PURCHASED - 0.4%
	CALL OPTIONS PURCHASED - 0.0%(a)
3,625,000	AUDcUSDp 0.6550 EKO 0.6700 08/01/2024	JPM	01/08/2024	$0.66	$6,080	0
3,129,000	AUDcUSDp Digi 0.7950 16/09/2024	JPM	09/16/2024	0.80	52,202	65,345
2,643,000	MXNcJPYp Digi 9.00 15/03/2024	JPM	03/15/2024	9.00	21,057	5,748
5,168,000	USDcCNHp 7.45 24/04/2024	JPM	04/24/2024	7.45	34,253	7,172
3,265,000	USDcINRp 84.8975 08/01/2024	JPM	01/08/2024	84.90	9,005	91
10,499,000	USDcTWDp 33.00 08/04/2024	JPM	04/08/2024	33.00	56,726	7,321
	TOTAL CALL OPTIONS PURCHASED (Cost - $179,314)					85,677

	PUT OPTIONS PURCHASED - 0.4%
4,180,000	EURpCHFc 0.9000 15/04/2024	JPM	04/15/2024	0.90	23,691	23,604
130,000	EURpJPYc Digi 150.00 26/01/2024	JPM	01/26/2024	150.00	15,435	15,317
3,160,000	EURpUSDc Digi 1.00 29/05/2024	JPM	05/29/2024	1.00	98,761	62,084
166,000	EURpUSDc Digi 1.0100 08/02/2024	JPM	02/08/2024	1.01	24,560	156
196,000	EURpUSDc Digi 1.0150 01/02/2024	JPM	02/01/2024	1.02	28,154	120
284,000	EURpUSDc Digi 1.0500 20/03/2024	JPM	03/20/2024	1.05	22,856	16,101
1,578,000	EURpUSDc Digi 1.0500 29/04/2024	JPM	04/29/2024	1.05	171,719	133,331
381,000	USDpBRLc Digi 4.7200 11/01/2024	JPM	01/11/2024	4.72	36,843	34,323
3,265,000	USDpINRc 82.5510 08/01/2024	JPM	01/08/2024	82.55	10,846	862
4,449,000	USDpJPYc 139 EKO 134.55 25/01/2024	JPM	01/25/2024	139.00	11,954	7,439
4,791,000	USDpJPYc 141.00 RKO 136.25 22/01/2024	JPM	01/22/2024	141.00	11,019	14,895
5,737,000	USDpJPYc 142.50 RKO 137.50 12/01/2024	JPM	01/12/2024	142.50	10,900	36,890
4,789,000	USDpJPYc 143.50 RKO 138.75 22/01/2024	JPM	01/22/2024	143.50	11,278	16,270
283,000	USDpJPYc Digi 133 07/03/2024	JPM	03/07/2024	133.00	28,158	35,785
94,000	USDpJPYc Digi 137.00 12/01/2024	JPM	01/12/2024	137.00	10,011	8,067
134,000	USDpJPYc Digi 137.50 29/02/2024	JPM	02/29/2024	137.50	14,149	39,946
730,000	USDpJPYc iOT 110 (11/01/24) WDKO 140/152 2/12/2026	JPM	12/02/2026	110.00	88,841	115,473
633,000	USDpJPYc iOT 110 02/12/2026	JPM	12/02/2026	110.00	118,870	118,100
6,092,000	USDpKRWc 1281 EKO 1251 23/01/2024	JPM	01/23/2024	1,281.80	11,514	8,359
7,000,000	USDpMXNc 17.00 EKO 16.48 25/01/2024	JPM	01/25/2024	17.00	28,175	26,977
4,968,000	USDpMXNc 17.0700 RKO 16.6500 16/01/2024	JPM	01/16/2024	17.07	6,607	15,738
129,000	USDpTRYc Digi 30 08/11/2024	JPM	11/08/2024	30.00	7,740	7,136
5,777,000	USDpZARc 17.90 ERKO 17.45 16/02/2024	JPM	02/16/2024	17.90	10,312	3,316
1,753,000	USDpZARc 18.20 EKO 17.50 08/03/2024	JPM	03/08/2024	18.20	4,575	2,476

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CURRENCY OPTIONS PURCHASED - 0.4% (Continued)
	PUT OPTIONS PURCHASED - 0.4% (Continued)
1,888,000	USDpZARc 18.20 ERKO 17.50 08/02/2024	JPM	02/08/2024	$18.20	$4,739	$4,571
1,213,000	XAUpUSDc iOT 1250 01/10/2024	JPM	10/01/2024	1,250.00	21,228	3,155
	TOTAL PUT OPTIONS PURCHASED (Cost - $825,667)					750,491

	TOTAL CURRENCY OPTIONS PURCHASED (Cost - $1,004,981)					836,168

	OTC DUAL BINARY OPTIONS PURCHASED - 0.4%
	PUT OPTIONS PURCHASED - 0.4%
453,000	DEDZ4 > 152 and SX5E < 5375	MS	12/20/2024	152.00	91,419	253,798
247,000	GBPUSD < 1.2136 and SPX > 5067.25	MS	09/20/2024	1.00	15,980	12,613
519,000	GBPUSD < 1.20 and BPISDS05 < 4.153	MS	03/11/2024	1.00	51,299	24,467
847,000	USDJPY < 145.704 and NKY > 33710.44	MS	02/09/2024	146.00	68,607	325,488
1,613,000	SPX < 4130.20 and USDJPY < 142.09	GS	01/19/2024	4,130.20	88,715	3,779
590,000	SPX < 4143.14 and US30YRSOFR < 3.7690%	CIT	03/15/2024	4,143.14	47,200	17,269
708,000	SPX < 4143.14 and US30YRSOFR < 3.780%	CIT	02/16/2024	4,143.14	49,560	8,751
853,000	SPX < 4228.67 and US30YRSOFR < 3.875%	MS	01/19/2024	4,228.67	72,505	2,806
209,000	SX5E < 5000.00 and DEDZ > 160.00	MS	12/20/2024	5,000.00	55,852	59,100
	TOTAL BINARY OPTIONS PURCHASED (Cost - $541,138)					708,071

	CORRELATION OPTIONS PURCHASED - 0.2%(d)
	PUT OPTIONS PURCHASED - 0.2%(d)
26,000	EURMXN GBPMXN Correlation P100 09 Apr 2024	CIT	04/08/2024	100.00	308,409	263,133
23,000	USDZAR CADZAR Correlation P100 14 May 2024	MS	05/14/2024	100.00	209,300	154,137
	TOTAL CORRELATION OPTIONS PURCHASED (Cost - $517,709)					417,270

	INDEX OPTIONS PURCHASED - 0.0% (a)(e)
	CALL OPTIONS PURCHASED - 0.0%(a)(e)
7	Nikkei 225(f) (Cost - $9,508)	MS	01/12/2024	34,000.00	234,249,190	7,448

	PUT OPTIONS PURCHASED - 0.0%(a)(e)
168	EURO STOXX 50(f) (Cost - $38,747)	MS	01/19/2024	4,400.00	7,596,372	26,337

	TOTAL INDEX OPTIONS PURCHASED (Cost - $48,255)					33,785

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.0% (a)(g)
	CALL OPTIONS PURCHASED - 0.0%(a)(g)
932	iShares MSCI Brazil ETF (Cost - $17,708)	MS	01/19/2024	$37.00	$3,258,272	$19,572

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $17,708)					19,572

	FUTURE OPTIONS PURCHASED - 0.5%(h)
	CALL OPTIONS PURCHASED - 0.5%(h)
134	3 Month SOFR	MS	12/13/2024	96.00	32,250,450	218,588
126	3 Month SOFR	MS	12/13/2024	97.00	30,325,050	87,413
74	3 Month SOFR	MS	03/15/2024	95.00	17,577,775	24,513
34	CRUDE OIL(f)	MS	01/26/2024	95.00	2,619,360	4,420
157	EURIBOR 3M	MS	12/16/2024	97.75	38,347,250	165,744
58	GOLD(f)	MS	01/25/2024	2,100.00	475,600	111,360
41	S&P Emini	MS	01/19/2024	4,700.00	9,881,000	272,649
49	SX5E DIVIDEND	MS	12/20/2024	135.00	839,769	107,813
	TOTAL CALL OPTIONS PURCHASED (Cost - $642,899)					992,500

	PUT OPTIONS PURCHASED - 0.0%(a)(h)
74	3 Month SOFR	MS	03/15/2024	94.38	17,577,775	463
25	CRUDE OIL	MS	01/26/2024	70.00	1,926,000	15,750
120	S&P Emini	MS	01/19/2024	4,430.00	28,920,000	13,200
10	S&P Emini	MS	01/19/2024	4,650.00	2,410,000	4,150
39	S&P500 EMINI	MS	01/31/2024	4,650.00	9,399,000	34,613
	TOTAL PUT OPTIONS PURCHASED (Cost - $266,875)					68,176

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $909,774)					1,060,676

	TOTAL INVESTMENTS - 66.3% (Cost $130,739,176)					$133,084,454
	CALL OPTIONS WRITTEN - (0.1)% (Proceeds - $183,573)					(280,397)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $211,291)					(146,174)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 33.9%					68,175,870
	NET ASSETS - 100.0%					$200,833,753

Contracts		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - (0.1)%(h)
	CALL OPTIONS WRITTEN- (0.1)% (h)
34	CRUDE OIL(f)	MS	01/26/2024	$100.00	$2,619,360	$3,060
41	S&P Emini	MS	01/19/2024	4,800.00	9,881,000	118,388
41	S&P Emini	MS	01/19/2024	4,820.00	9,881,000	95,325
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $72,330)					216,773

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Contracts(e)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.1)%(h)
25	CRUDE OIL(f)	MS	01/26/2024	$65.00	$1,926,000	$5,500
120	S&P Emini	MS	01/19/2024	4,200.00	28,920,000	7,500
10	S&P Emini	MS	01/19/2024	4,400.00	2,410,000	1,000
39	S&P500 EMINI	MS	01/31/2024	4,400.00	9,399,000	8,287
49	SX5E DIVIDEND	MS	12/20/2024	90.00	839,769	541
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $108,591)					22,828

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $180,921)					239,601

	WRITTEN INDEX OPTIONS - (0.1)% (e)
	CALL OPTIONS WRITTEN- 0.0%(a)(e)
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	15.50	510,450	25,010
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	17.00	510,450	17,220
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	19.00	510,450	12,300
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	23.00	510,450	8,200
6	Nikkei 225(f)	MS	01/12/2024	35,000.00	200,785,020	894
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $111,243)					63,624

	PUT OPTIONS WRITTEN - (0.1)%(e)
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	12.50	510,450	7,380
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	13.50	510,450	24,600
410	Chicago Board Options Exchange VIX US	MS	01/17/2024	14.50	510,450	50,840
397	Chicago Board Options Exchange VIX US	MS	01/17/2024	14.00	494,265	35,333
168	EURO STOXX(f)	MS	01/19/2024	4,175.00	7,596,382	5,193
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $102,700)					123,346

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $213,943)					$186,970

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
2	Carbon Emissions Future(f)	12/16/2024	$177,456	$3,593
56	CBOT 10 Year US Treasury Note	03/19/2024	6,321,875	120,594
443	CBOT 5 Year US Treasury Note	03/28/2024	48,186,634	735,347
38	CBOT Corn Future(f)	03/14/2024	895,375	(26,263)
3	CBOT Soybean Future(f)	03/14/2024	194,700	(6,210)
29	CBOT Soybean Meal Future(f)	03/14/2024	1,119,400	(43,850)
85	CME Australian Dollar Currency Future	03/18/2024	5,805,925	77,670
2	CME E-Mini NASDAQ 100 Index Future	03/15/2024	680,940	7,618
99	CME E-Mini Standard & Poor’s 500 Index Futures	03/15/2024	23,859,000	313,894
40	CME Japanese Yen Currency Future	03/18/2024	3,588,000	19,609
16	CME Lean Hogs Future(f)	02/14/2024	435,040	(37,835)
17	CME Live Cattle Future(f)	02/29/2024	1,145,800	(86,280)
51	CME Mexican Peso Currency Future	03/18/2024	1,485,120	34,193

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
8	CME Swiss Franc Currency Future	03/18/2024	$1,198,000	$36,638
1	COMEX Copper Future(f)	03/26/2024	97,263	588
82	COMEX Gold 100 Troy Ounces Future(f)	02/27/2024	16,988,760	232,818
20	COMEX Silver Future(f)	03/26/2024	2,408,600	(11,821)
3	E-mini Dow Jones Industrial Average Index Futures	03/15/2024	570,180	8,115
42	Eurex 10 Year Euro BUND Future	03/07/2024	6,362,597	202,921
41	Eurex 5 Year Euro BOBL Future	03/07/2024	5,399,073	66,386
240	Eurex Dow Jones EURO STOXX 50 Dividend Future	12/19/2025	4,016,781	305,239
9	Eurex Stoxx Europe 600 Futures	03/15/2024	238,364	1,955
16	Euronext CAC 40 Index Future	01/19/2024	1,334,511	(4,218)
14	EUX Short term Euro-BTP Futures	03/07/2024	1,648,377	3,334
10	French Government Bond Futures	03/07/2024	1,451,866	26,862
41	FTSE 100 Index Future	03/15/2024	4,054,109	89,789
5	FTSE/MIB Index Future	03/15/2024	842,377	(243)
24	ICE Gas Oil Future(f)	02/12/2024	1,781,401	(56,748)
5	ICE Natural Gas Future(f)	01/30/2024	149,191	(7,123)
2	KFE 10 Year Treasury Bond Future	03/19/2024	178,286	617
1	KFE 3 Year Treasury Bond Future	03/19/2024	81,363	92
3	KFE KOSPI 200 Index Future	03/14/2024	209,949	7,418
2	LME Lead Future(f)	02/19/2024	103,125	(3,300)
3	LME Primary Aluminum Future(f)	02/19/2024	177,675	4,717
2	LME Zinc Future(f)	02/19/2024	132,975	5,132
35	Long Gilt Future	03/26/2024	4,580,077	(7,219)
7	MEFF Madrid IBEX 35 Index Future	01/19/2024	779,459	(2,976)
19	Mini-DAX Futures	03/15/2024	1,773,830	(8,539)
7	Montreal Exchange S&P/TSX 60 Index Future	03/14/2024	1,342,340	29,114
9	NYBOT CSC C Coffee Future(f)	03/18/2024	635,513	40,782
28	NYBOT CSC Cocoa Future(f)	03/13/2024	1,174,880	54,855
13	NYMEX NY Harbor ULSD Futures(f)	01/31/2024	1,380,779	(61,022)
27	NYMEX Platinum Future(f)	04/26/2024	1,362,420	22,720
30	OML Stockholm OMXS30 Index Future	01/19/2024	714,369	11,573
134	OSE Nikkei 225 mini Future	03/07/2024	3,179,274	60,712
20	Robusta Coffee Future 10-Tonne(f)	03/22/2024	568,200	69,160
53	SFE 10 Year Australian Bond Future	03/15/2024	4,214,342	104,758
7	SFE S&P ASX Share Price Index 200 Future	03/21/2024	904,699	16,274
104	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines(f)	02/29/2024	1,442,896	(11,543)
55	TSE TOPIX (Tokyo Price Index) Future	03/07/2024	9,230,060	94,078
5	TTF Natural Gas Base Load Monthly Futures(f)	01/30/2024	124,286	(5,647)
17	WCE Canola Future(f)	03/14/2024	167,669	(5,019)
4	White Sugar Future(f)	02/14/2024	119,240	(8,760)
	TOTAL LONG FUTURES CONTRACTS			$2,414,549

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

OPEN FUTURES CONTRACTS (Continued)

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(i)	Value and Unrealized Appreciation (Depreciation)
24	CBOE Volatility Index Future	01/17/2024	$337,229	$771
68	CBOE Volatility Index Future	02/14/2024	1,040,087	(1,567)
46	CBOT 2 Year US Treasury Note Future	03/28/2024	9,472,047	(53,800)
3	CBOT Soybean Oil Future(f)	03/14/2024	86,724	1,605
40	CME British Pound Currency Future	03/18/2024	3,187,750	(12,007)
15	CME Canadian Dollar Currency Future	03/19/2024	1,134,375	(17,475)
32	CME E-mini Russell 2000 Index Futures	03/15/2024	2,559,625	(20,385)
240	CME Euro Foreign Exchange Currency Future	03/18/2024	33,225,001	(341,794)
9	CME Feeder Cattle Future(f)	03/28/2024	1,003,950	(29,148)
17	CME New Zealand Dollar Currency Future	03/18/2024	1,074,825	(16,759)
183	Eurex 2 Year Euro SCHATZ Future	03/07/2024	21,525,431	(27,669)
61	Eurex EURO STOXX 50 Future	03/15/2024	3,059,428	19,143
713	EURO STOXX Banks Index Dividend Futures	12/19/2025	3,215,506	(456,844)
26	Euro-BTP Italian Bond Futures	03/07/2024	3,420,071	(72,732)
93	Euronext Milling Wheat Future(f)	03/11/2024	1,142,222	14,657
45	Financial Times Stock	03/15/2024	2,282,900	(121,079)
33	FVSA index - Mini-Futures on VSTOXX	01/17/2024	54,101	778
7	HKG Hang Seng China Enterprises Index Future	01/30/2024	259,792	(7,005)
2	HKG Hang Seng Index Future	01/30/2024	219,401	(3,482)
65	ICE Brent Crude Oil Future(f)	01/31/2024	5,007,600	213,359
35	ICE US MSCI Emerging Markets EM Index Futures	03/15/2024	1,808,975	(36,186)
1	LME Nickel Future(f)	02/19/2024	99,123	279
17	MGE Red Wheat Future(f)	03/14/2024	614,975	4,521
29	Montreal Exchange 10 Year Canadian Bond Future	03/19/2024	2,717,963	(4,501)
15	NYBOT CSC Number 11 World Sugar Future(f)	02/29/2024	345,744	53,215
2	NYBOT CTN Number 2 Cotton Future(f)	03/06/2024	81,000	(685)
14	NYMEX Henry Hub Natural Gas Futures(f)	01/29/2024	351,961	1,133
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(f)	01/31/2024	265,394	5,760
3	SAFEX FTSE/JSE Top 40 Index Future	03/20/2024	117,090	(3,342)
64	SFE 3 Year Australian Bond Future	03/15/2024	4,661,086	(42,541)
9	SGX MSCI Singapore Index Future	01/30/2024	196,210	(9,049)
12	TSE Japanese 10 Year Bond Futures	03/13/2024	12,487,286	(107,298)
7	Ultra 10-Year US Treasury Note Futures	03/19/2024	826,109	(25,953)
26	Ultra U.S. Treasury Bond Futures	03/19/2024	3,473,438	(165,101)
	TOTAL SHORT FUTURES CONTRACTS			$(1,265,136)

	TOTAL OPEN FUTURES CONTRACTS			$1,153,369

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

					Unrealized Appreciation/
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	(Depreciation)
To Buy:
British Pound	01/02/2024	JPM	36,809	$46,924	$(2)
Canadian Dollar	01/02/2024	JPM	89,324	67,416	(162)
Euro	01/02/2024	JPM	205,630	227,015	(932)
Norwegian Krone	01/02/2024	JPM	420,800	41,419	(47)
Swedish Krona	01/02/2024	JPM	1,106,379	109,716	(1,044)
Japanese Yen	01/04/2024	MS	16,243,080	115,230	311
Chinese Yuan	01/31/2024	JPM	21,632,764	3,048,672	20,672
Czech Koruna	01/31/2024	JPM	39,798,391	1,777,978	1,715
Hungarian Forints	01/31/2024	JPM	1,359,301,045	3,902,617	28,913
Mexican Peso	01/31/2024	JPM	210,142,009	12,312,902	192,528
Norwegian Krone	01/31/2024	JPM	14,942,667	1,471,878	35,652
Polish Zloty	01/31/2024	JPM	44,713,897	11,360,622	151,489
Singapore Dollar	01/31/2024	JPM	1,657,334	1,257,615	14,787
South African Rand	01/31/2024	JPM	66,201,776	3,609,972	78,493
Swedish Krona	01/31/2024	JPM	27,798,530	2,760,057	54,885
Swiss Franc	01/31/2024	JPM	730,635	871,397	31,811
Brazilian Real	03/20/2024	JPM	15,096,986	3,087,634	62,343
Chilean Peso	03/20/2024	JPM	453,446,383	512,982	2,427
Columbian Peso	03/20/2024	JPM	4,220,235,170	1,072,712	34,327
Indian Rupee	03/20/2024	JPM	140,190,271	1,678,708	(3,196)
Indonesia Rupiah	03/20/2024	JPM	9,652,526,758	626,835	6,835
Philippine Peso	03/20/2024	JPM	59,228,658	1,069,617	3,874
South Korean Won	03/20/2024	JPM	1,397,870,206	1,082,146	7,146
Taiwanese Dollar	03/20/2024	JPM	47,698,603	1,579,405	25,291
Thailand Baht	03/20/2024	JPM	20,438,028	597,823	5,823
				$54,289,292	$753,939

To Sell:
Australian Dollar	01/02/2024	JPM	408,453	$278,389	$162
British Pound	01/02/2024	JPM	153,190	195,288	(143)
Canadian Dollar	01/02/2024	JPM	149,083	112,518	469
Danish Krone	01/02/2024	JPM	519,295	76,912	349
Euro	01/02/2024	JPM	345,321	381,233	1,111
Norwegian Krone	01/02/2024	JPM	800,903	78,832	206
Swedish Krona	01/02/2024	JPM	629,323	62,407	666
Swiss Franc	01/03/2024	JPM	96,454	114,680	251
Japanese Yen	01/04/2024	JPM	128,844,300	914,035	(5,245)
Chinese Yuan	01/31/2024	JPM	39,608,974	5,582,031	(18,426)
Czech Koruna	01/31/2024	JPM	39,798,390	1,777,979	(7,979)
Hungarian Forints	01/31/2024	JPM	882,407,954	2,533,436	(4,176)
Mexican Peso	01/31/2024	JPM	137,140,372	8,035,501	(166,737)
Norwegian Krone	01/31/2024	JPM	22,634,026	2,229,491	(108,404)
Polish Zloty	01/31/2024	JPM	37,038,393	9,410,477	(137,556)
Singapore Dollar	01/31/2024	JPM	2,664,694	2,022,020	(19,627)
South African Rand	01/31/2024	JPM	56,353,476	3,072,945	(27,764)
South African Rand	01/31/2024	JPM	1,708,508	93,165	(165)
Swedish Krona	01/31/2024	JPM	1,094,949	108,716	(293)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell (Continued):
Swiss Franc	01/31/2024	JPM	235,661	$281,064	$(205)
Brazilian Real	03/20/2024	JPM	681,187	139,315	(591)
Chilean Peso	03/20/2024	JPM	431,813,977	488,510	(1,871)
Indian Rupee	03/20/2024	JPM	30,287,272	362,674	326
Indonesia Rupiah	03/20/2024	JPM	14,452,085,044	938,518	(13,056)
Philippine Peso	03/20/2024	JPM	18,128,229	327,378	(1,231)
South Korean Won	03/20/2024	JPM	2,338,137,325	1,810,044	(1,508)
Taiwanese Dollar	03/20/2024	JPM	30,176,850	999,222	(25,502)
Thailand Baht	03/20/2024	JPM	58,393,852	1,708,052	(42,011)
				$44,134,832	$(578,950)

Total					$174,989

CREDIT DEFAULT SWAP AGREEMENTS

Description	Counterparty	Fixed Deal (Pay)Rate	Maturity Date	Notional Value	Fair Value	Amortized Upfront Payments Paid	Unrealized Appreciation
CDX.EM SERIES 40^	JPM	1.00%	12/20/2028	$(2,600,000)	$(74,367)	(118,584)	$44,217
CDX.NA.IG SERIES 41^	JPM	1.00%	12/20/2028	(3,800,000)	74,976	49,361	25,615
ITRAXX EUROPE SERIES 40^	JPM	1.00%	12/20/2028	(2,600,000)	56,708	31,507	25,201
TOTAL							$95,033

^	Sell Protection.

DISPERSION SWAP CONTRACTS*

						Unrealized
Description	Counterparty	Receive	Pay	Maturity Date	Notional Value	Appreciation/(Depreciation)
SPX Index	MER	Stock Basket Volatility	Index Volatility	01/17/2025	$20,000	$19,425
SPX Index	BAR	Stock Basket Volatility	Index Volatility	01/17/2025	20,000	(1,785)
SPX Index	HSBC	Stock Basket Volatility	Index Volatility	01/17/2025	20,000	(431)
SPX Index	UBS	Stock Basket Volatility	Index Volatility	01/17/2025	20,000	(17,201)
SPX Index	UBS	Stock Basket Volatility	Index Volatility	01/17/2025	25,000	3,399
SX5E Index	MS	Stock Basket Volatility	Index Volatility	12/20/2024	10,000	(2,913)
SX5E Index	MS	Stock Basket Volatility	Index Volatility	12/20/2024	10,000	(3,828)
TOTAL						$(3,334)

*	Pays annually.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

INTEREST RATE SWAPS^

						Amortized Upfront	Unrealized
						Payments	Appreciation/
Rate Paid	Rate Received	Payment Frequency	Maturity Date	Notional Value	Fair Value	Paid/(Received)	(Depreciation)
0.323	JPY -TONAR	Annually	12/6/2025	$(4,247,268,840)	$(7,564)	$17,560	$(25,124)
PLN – 6m WIBOR	4.393	Semi-annually	3/20/2029	6,476,300	4,970	18,481	(13,511)
3.874	ILS - TELBOR	Quarterly	3/20/2034	(3,600,000)	(15,088)	152	(15,240)
GBP - SONIA	4.482	Annually	3/20/2026	5,083,100	85,690	1,271	84,419
PLN – 6m WIBOR	4.589	Semi-annually	3/20/2026	34,051,100	(22,889)	26,344	(49,233)
4.893	CLP-TNA	Semi-annually	3/20/2034	(1,200,000,000)	(5,159)	(503)	(4,656)
INR - MIBOR	6.416	Semi-annually	3/20/2029	152,185,600	21,632	18,518	3,114
1.483	JPY - TIBOR	Quarterly	3/20/2029	(72,000,000)	(18,913)	531	(19,444)
2.428	THB - THOR	Quarterly	3/20/2029	(84,000,000)	(15,198)	1,098	(16,296)
0.535	JPY -TONAR	Annually	3/21/2029	(514,752,100)	(7,359)	177	(7,536)
JPY - TIBOR	1.46	Annually	3/21/2054	179,365,397	(6,834)	8,016	(14,850)
0.264	JPY -TONAR	Annually	3/23/2026	(2,449,913,600)	(28,221)	(9,800)	(18,421)
0.264	JPY -TONAR	Annually	3/23/2026	(2,185,674,200)	(7,691)	112	(7,803)
1.457	JPY - TIBOR	Annually	3/21/2064	(80,000,000)	4,029	45	3,984
NZD - BKBM	5.024	Quarterly	3/20/2026	27,610,400	190,829	42,703	148,126
JPY - TIBOR	2.43	Quarterly	3/20/2029	91,819,600	87,980	5,695	82,285
NZD - BKBM	4.593	Semi-annually	3/20/2029	7,296,700	120,961	2,184	118,777
CHF - SARON	1.512	Annually	6/21/2024	20,510,900	(170)	—	(170)
CHF - SARON	1.0827	Annually	3/20/2026	2,682,200	1,485	—	1,485
EUR - ESTR	2.3832	Annually	3/20/2026	19,956,200	26,677	—	26,677
USD – 6m Bills	3.77	Annually	12/19/2025	37,429,600	15,810	(53,433)	37,623
4.07	USD – 6m Bills	Semi-annually	3/20/2025	(36,328,700)	35,357	59,293	(23,936)
NOK - NIBOR	3.3038	Semi-annually	3/20/2029	19,501,400	(4,560)	343	(4,903)
TOTAL							$285,367

^	Counterparty is J.P. Morgan Investment Bank.

TOTAL RETURN SWAPS*

					Unrealized Appreciation/
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	(Depreciation)
ADNOC Drilling Co.	MS	69,344	Pay SOFR + 1.15%	11/13/2024	$4,767
Air China Ltd.	JPM	369,332	Receive HONIA – 0.35%	9/10/2024	(2,044)
Archer Daniels Midland Co.	JPM	62,064	Receive OBFR – 0.02%	11/21/2030	(1,041)
Bloomberg Commodity ex-Agriculture and Livestock Capped Index	JPM	1,209,153	Pay Performance	3/9/2051	(9,912)
BCIIACTM[1]	BAR	2,265,702	Receive SOFR – 0.26%	7/21/2025	(14,090)
BCIICAPG[2]	BAR	740,941	Receive SOFR – 0.02%	8/9/2024	(15,878)
BCIIDISC[3]	BAR	1,174,690	Receive SOFR – 0.025%	7/6/2024	(13,939)
BCIIFFOD[4]	BAR	2,156,898	Receive SOFR – 0.03%	4/3/2024	(38,399)
BCIIJPBK[5]	BAR	1,172,131	Pay SOFR + 0.20%	12/6/2024	1,160
BCIIPRIV[6]	BAR	3,094,891	Pay SOFR + 0.25%	4/28/2024	52,439
BCIIWMAH[7]	BAR	449,064	Pay SOFR + 0.20%	12/6/2024	9,302
Bunge Global Ltd.	JPM	59,220	Receive OBFR – 0.02%	11/21/2030	248
CF Industries Holdings, Inc.	JPM	55,961	Receive OBFR – 0.02%	11/21/2030	311
CGFCAWIN[8]	CIT	2,330,093	Pay OBFR + 0.38%	8/9/2024	97,995
CGFCBVRG[9]	CIT	1,177,342	Receive OBFR -0.25%	10/10/2030	(31,082)
CGFCGROY[10]	CIT	201,290	Pay OBFR + 0.35%	9/18/2024	5,396
CGFCITDS[11]	CIT	1,965,088	Receive OBFR – 0.35%	7/24/2024	(104,306)

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

TOTAL RETURN SWAPS* (Continued)

					Unrealized Appreciation/
Description	Counterparty	Notional Value	Variable Rate	Maturity Date	(Depreciation)
CGFCJPBK[12]	CIT	179,579,397	Pay TONAR + 0.10%	8/27/2024	$(87,857)
CGFCREIT[13]	CIT	214,052	Pay ESTR + 0.05%	12/10/2030	7,311
CGFCWHEH[14]	CIT	1,290,374	Receive OBFR – 0.25%	7/25/2024	(57,374)
CGFCWMAH[15]	CIT	1,635,133	Pay OBFR	11/10/2030	109,982
CGFOOILP[16]	CIT	2,114,095	Receive OBFR – 0.15%	7/9/2024	(51,315)
CGNAECOM[17]	CIT	10,413	Receive OBFR – 4.05%	3/10/2025	8
China Eastern Airlines Corp., Ltd.	JPM	90,219	Receive HONIA – 4.25%	9/10/2024	(261)
Corteva, Inc.	JPM	37,312	Receive OBFR – 0.02%	11/21/2030	(444)
CPFL Energia SA	MS	70,346	Pay 1DBRL + 0.50%	12/7/2024	216
CS Wind Corp.	MS	34,859	Receive SOFR – 2.375%	8/30/2024	(3,737)
Doosan Fuel Cell Co., Ltd.	MS	16,585	Receive SOFR – 3.688%	8/30/2024	(470)
EVA Airways Corp.	JPM	30,815	Receive OBFR – 4.375%	9/10/2024	(916)
FMC Corp.	JPM	32,416	Receive OBFR – 0.02%	11/21/2030	(753)
GSGLPHRE[18]	GS	2,614,879	Receive SOFR – 0.05%	2/13/2026	31,106
GSMBATDM[19]	GS	2,490,808	Pay SOFR + 1.15%	12/12/2025	(1,872)
GSMBFINH[20]	GS	1,351,387	Receive SOFR -0.04%	9/19/2024	(19,493)
GSMBHLUX[21]	GS	387,876	Receive SOFR – 0.04%	9/21/2030	2,161
GSMBLITH[22]	GS	384,771	Receive SOFR – 1.35%	9/21/2030	(14,500)
GSMBLUXE[23]	GS	601,515	Pay SOFR + 0.40%	8/3/2024	(7,626)
Hanwha Solutions Corp.	MS	52,757	Receive Performance	8/30/2024	(6,777)
Hanwha Ocean Co., Ltd.	MS	34,823	Receive SOFR – 0.25%	11/23/2024	(2,673)
HD Korea Shipbuilding	MS	38,662	Pay SOFR + 0.75%	11/23/2024	2,403
Hyundai Mipo Dockyard Co., Ltd.	MS	36,172	Pay SOFR + 0.75%	11/23/2024	1,295
JBS S/A	JPM	1,474,330	Receive 1DBRL – 4.00%	6/5/2024	(12,605)
JPFCITSV[24]	JPM	620,787	Receive SOFR – 0.03%	2/28/2024	(4,374)
JPFUMEDA[25]	JPM	447,956	Pay OBFR + 0.40%	1/10/2024	(3,316)
JPFUOMED[26]	JPM	1,863,427	Receive OBFR – 0.05%	3/13/2024	51,083
JPFURU1[27]	JPM	1	Pay OBFR	3/30/2025	(1)
JPFUSHP2[28]	JPM	342,381	Receive OBFR – 1.47%	6/21/2025	3,513
JPFUSOEC[29]	JPM	529,786	Receive OBFR – 0.75%	3/15/2024	(19,809)
JPTAOBRL[30]	JPM	2,659,623	Pay 1DBRL + 0.50%	6/21/2024	4,309
M8EUSC[31]	JPM	96,737	Receive ESTR – 0.06%	5/11/2024	(684)
Mosaic Co. (The)	JPM	29,718	Receive OBFR – 0.02%	11/21/2030	533
MSFDRUS[32]	MS	36,502,287	N/A	7/3/2025	142,393
Neoenergia S/A	MS	64,883	Pay 1DBRL + 0.50%	12/7/2024	551
Nutrien Ltd.	JPM	42,000	Receive OBFR – 0.02%	11/21/2030	(74)
Qatar Gas Transport Co., Ltd.	MS	31,163	Pay SOFR + 1.15%	6/25/2024	2,503
Samsung Heavy Industries Co., Ltd.	MS	35,439	Pay SOFR + 0.75%	11/23/2024	(1,009)
Sao Martinho S/A	MS	64,452	Pay 1DBRL + 1.50%	9/20/2030	262
Tyson Foods, Inc.	JPM	28,620	Receive OBFR – 0.02%	11/21/2030	(1,117)
United Renewable Energy Co., Ltd.	MS	5,126	Receive SOFR – 4.063%	8/30/2024	(92)
TOTAL					$1,407

*	No upfront premiums paid on the Total Return Swaps. Each swap pays monthly.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Definitions

ADR	- American Depositary Receipt

A/S	- Anonim Sirketi

ETF	- Exchange-Traded Fund

Ltd	- Limited Company

MSCI	- Morgan Stanley Capital International

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

Counterparty Definitions

BAR	Barclays

CIT	Citigroup

GS	Goldman Sachs

HSBC	HSBC Securities

JPM	JP Morgan

MER	Merrill Lynch

MS	Morgan Stanley

UBS	UBS

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Foreign issued security.

(d)	Correlation swap option – option gives the right to the Fund to short correlation swap.

(e)	Each option contract allows the holder of the option to purchase or sell 10 shares of the underlying index.

(f)	All or a portion of this investment is a holding of the Fulcrum Absolute Return Fund CFC.

(g)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(h)	Each futures option contract is equivalent to one futures contract.

(i)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

[1]	BCIIACTM is a custom basket of investment management stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[2]	BCIICAPG is a custom basket of electrification stocks.

[3]	BCIIDISC is a custom basket of U.S. housing stocks.

[4]	BCIIFFOD is a custom basket of consumer trends sector stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[5]	BCIIJPBK is a custom basket of Japanese bank stocks.

[6]	BCIIPRIV is a custom basket of global financial stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[7]	BCIIWMAH is a custom basket of chemical industry stocks.

[8]	CGFCAWIN is a custom basket of technology stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[9]	CGFCBVRG is a custom basket of consumer trends and short processed food stocks.

[10]	CGFCGROY is a custom basket of commodities stocks.

[11]	CGFCITDS is a custom basket of technology stocks.

[12]	CGFCJPBK is a custom basket of global financial and bank stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[13]	CGFCREIT is a custom basket of real estate investment stocks.

[14]	CGFCWHEH is a custom basket of healthcare stocks.

[15]	CGFCWMAH is a custom basket of U.S. housing and cyclical sector stocks.

[16]	CGFOOILP is a custom basket of U.S. housing and cyclical sector stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[17]	CGNAECOM is a custom basket of consumer trends stocks.

[18]	GSGLPHRE is a custom basket of retail company stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[19]	GSMBATDM is a custom basket of retail company stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[20]	GSMBFINH is a custom basket of global financial stocks.

[21]	GSMBHLUX is a custom basket of retail company stocks.

[22]	GSMBLITH is a custom basket of auto company stocks.

[23]	GSMBLUXE is a custom basket of retail company stocks.

[24]	JPFCITSV is a custom basket of information technology stocks.

[25]	JPFUMEDA is a custom basket of media company stocks.

[26]	JPFUOMED is a custom basket of media company stocks.

[27]	JPFURU1 I is a custom basket of metal and coal stocks.

[28]	JPFUSHP2 is a custom basket of containership company stocks.

[29]	JPFUSOEC is a custom basket of Chinese company stocks.

[30]	JPTAOBRL is a custom basket of Brazilian company stocks. The components of the basket as of December 31, 2023 are shown on the following pages.

[31]	M8EUSC – MSCI Europe Small Cap Index

[32]	MSFDRUS I – The components of the basket as of December 31, 2023 are shown on the following pages.

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

The following table represents the individual positions and related values of underlying securities of the BCIIACTM Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Invesco Ltd.	(15,980)	$(277,110)	12.28%
Franklin Resources, Inc .	(8,922)	(260,711)	11.55%
T Rowe Price Group, Inc.	(2,374)	(253,501)	11.23%
Janus Henderson Group PLC	(8,422)	(249,208)	11.04%
Abrdn PLC	(85,977)	(199,966)	8.86%
Artisan Partners Asset	(4,310)	(191,087)	8.46%
Schroders PLC	(19,321)	(106,491)	4.72%
Affiliated Managers Group	(602)	(90,627)	4.01%
Alliancebernstein Holding Lp	(2,782)	(89,618)	3.97%
Amundi S/A	(1,311)	(88,369)	3.91%
Federated Hermes, Inc.	(2,341)	(77,618)	3.44%
Nasdaq, Inc.	(1,081)	(59,875)	2.65%
Stepstone Group, Inc. Class A	(1,565)	(45,840)	2.03%
Virtu Financial, Inc. Class A	(2,230)	(45,526)	2.02%
Virtus Investment Partners	(203)	(44,176)	1.96%
LGM Financial, Inc.	(1,627)	(43,113)	1.91%
Victory Capital Holding - A	(1,245)	(42,506)	1.88%
Anima Holding Spa	(7,630)	(33,020)	1.46%
Bridgepoint Group	(6,712)	(23,889)	1.06%
DWS Group GMBH & Co. KGAA	(584)	(21,847)	0.97%
Ashmore Group PLC	(5,007)	(13,412)	0.59%
		$(2,257,510)	100.00%

The following table represents the individual positions and related values of underlying securities of the BCIIFFOD Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Danone	(1,654)	$(105,258)	4.52%
Keurig Dr Pepper, Inc.	(2,953)	(95,687)	4.11%
Unilever PLC	(1,864)	(88,756)	3.81%
Kellogg Co.	(1,582)	(85,321)	3.67%
Campbell Soup Co.	(1,922)	(84,128)	3.62%
Kraft Heinz Co. (The)	(2,252)	(82,663)	3.55%
Treehouse Foods, Inc.	(1,993)	(82,508)	3.55%
Hershey Co. (The)	(450)	(82,054)	3.53%
Conagra Brands, Inc.	(2,758)	(81,331)	3.50%
Jm Smucker Co. (The)	(646)	(80,056)	3.44%
Post Holdings, Inc.	(886)	(78,140)	3.36%
General Mills, Inc.	(1,176)	(78,013)	3.35%
Mccormick & Co.	(1,144)	(77,441)	3.33%
Coca-Cola Co. (The)	(1,256)	(74,110)	3.19%
Nestle S/A	(654)	(73,992)	3.18%
Reckitt Benckiser Group PLC	(1,039)	(71,254)	3.06%
Pepsico, Inc.	(412)	(69,523)	2.99%
Dollar Tree, Inc.	(521)	(67,963)	2.92%
Constellation Brands, Inc. - A	(279)	(66,628)	2.86%
Tootsie Roll Inds.	(1,980)	(66,302)	2.85%
J & J Snack Foods Corp.	(385)	(64,889)	2.79%
Utz Brands, Inc.	(4,058)	(62,327)	2.68%
Lamb Weston Holdings, Inc.	(577)	(61,838)	2.66%
Mondelez International, Inc. - A	(869)	(61,769)	2.65%
Hormel Foods Corp.	(1,892)	(59,810)	2.57%
Flowers Foods, Inc.	(2,468)	(54,881)	2.36%
Colgate-Palmolive Co.	(663)	(51,739)	2.22%
Sysco Corp.	(695)	(50,612)	2.18%
Tate & Lyle PLC	(5,919)	(48,360)	2.08%
JDE Peet’s N.V.	(1,646)	(44,362)	1.91%
Saputo, Inc.	(2,148)	(42,053)	1.81%
Lancaster Colony Corp.	(198)	(33,101)	1.42%
Orkla Asa	(4,355)	(32,637)	1.40%
Hain Celestial Group, Inc.	(2,732)	(28,798)	1.24%
WK Kellogg Co.	(2,018)	(24,464)	1.05%
B&G Foods, Inc.	(1,306)	(13,880)	0.60%
		$(2,326,648)	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

The following table represents the individual positions and related values of underlying securities of the BCIIPRIV Index Total Return Swap with Barclays.

Name	Quantity	Value	Weight
Apollo Global Management, Inc.	6,240	$587,028	17.18%
Ares Management Corp. - A	4,774	560,897	16.41%
3I Group PLC	16,734	503,262	14.73%
Blue Owl Capital, Inc.	23,775	342,123	10.01%
Hamilton Lane, Inc. Class A	2,496	274,663	8.04%
Partners Group Holding AG	192	267,808	7.84%
Intermediate Capital Group	10,310	220,684	6.46%
Blackstone, Inc.	1,748	220,158	6.44%
EQT AB	6,538	178,804	5.23%
Carlyle Group, Inc. (The)	3,858	161,247	4.72%
P10 Inc. - A	3,443	35,015	1.02%
GCM Grosvenor, Inc. - Class A	3,629	32,303	0.95%
Bridge Investment Group Holdings - A	2,628	23,130	0.68%
Brederode	96	10,218	0.30%
		$3,417,340	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCAWIN Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Vertiv Holdings Co.	5,249	$248,782	11.61%
Nvidia Corp.	406	201,703	9.41%
Broadcom, Inc.	164	185,982	8.68%
Sk Hynix, Inc.	1,733	184,491	8.61%
Disco Corp.	799	180,623	8.43%
Super Micro Computer, Inc.	516	164,902	7.70%
Wiwynn Corp.	2,683	147,312	6.88%
Synopsys, Inc.	265	146,853	6.85%
Arista Networks, Inc.	540	127,915	5.97%
Alchip Technologies Ltd.	1,125	119,666	5.59%
Nvent Electric PLC	1,923	111,110	5.19%
Be Semiconductor Industries	720	106,761	4.98%
Gold Circuit Electronics Ltd.	14,772	100,984	4.71%
Faraday Technology Corp.	7,517	87,312	4.08%
ASM Pacific Technology	2,893	27,964	1.31%
		$2,142,360	100.00%

The following table represents the individual positions and related values of underlying securities of the CGFCAWIN Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Mitsubishi Ufj Financial Group	14,753	$123,825	10.68%
Chiba Bank Ltd. (The)	13,150	96,788	8.35%
Concordia Financial Group Ltd.	20,863	95,741	8.26%
Mizuho Financial Group, Inc.	5,755	95,091	8.20%
Resona Holdings, Inc.	18,733	94,222	8.13%
Sumitomo Mitsui Financial Group	2,027	94,213	8.13%
Sumitomo Mitsui Trust Holding	2,472	90,571	7.81%
Fukuoka Financial Group, Inc.	3,056	69,853	6.03%
Mebuki Financial Group, Inc.	20,384	62,269	5.37%
Yamaguchi Financial Group, Inc.	6,200	55,060	4.75%
Shizuoka Financial Group, Inc.	6,746	54,260	4.68%
77 Bank Ltd. (The)	2,090	50,397	4.35%
Kyushu Financial Group, Inc.	7,518	40,878	3.53%
Hirogin Holdings, Inc.	5,812	36,459	3.14%
Nishi-Nippon Financial Holdings	2,324	25,594	2.21%
Shiga Bank Ltd. (The)	879	21,226	1.83%
Gunma Bank Ltd. (The)	2,930	14,268	1.23%
Aozora Bank Ltd.	617	13,386	1.15%
Hachijuni Bank Ltd. (The)	2,369	12,971	1.12%
Seven Bank Ltd.	5,925	12,252	1.06%
		$1,159,324	100.00%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

The following table represents the individual positions and related values of underlying securities of the CGFOOILP Index Total Return Swap with Citigroup.

Name	Quantity	Value	Weight
Matador Resources Co.	(1,516)	$(87,356)	3.98%
Magnolia Oil & Gas Corp. - A	(3,944)	(85,311)	3.89%
Equinor Asa	(2,523)	(80,425)	3.66%
EOG Resources, Inc.	(661)	(80,342)	3.66%
Marathon Oil Corp.	(3,228)	(79,321)	3.61%
Occidental Petroleum Corp.	(1,332)	(78,559)	3.58%
Conocophillips	(670)	(77,032)	3.51%
Diamondback Energy, Inc.	(457)	(71,114)	3.24%
Apa Corp.	(1,927)	(68,700)	3.13%
Var Energi Asa	(21,779)	(68,413)	3.12%
Chord Energy Corp.	(360)	(59,893)	2.73%
Santos Ltd.	(11,343)	(58,030)	2.64%
Matador Resources Co.	(1,001)	(57,690)	2.63%
Northern Oil And Gas, Inc.	(1,511)	(56,902)	2.59%
Magnolia Oil & Gas Corp. - A	(2,605)	(56,339)	2.57%
Equinor Asa	(1,666)	(53,112)	2.42%
EOG Resources, Inc.	(436)	(53,057)	2.42%
Woodside Energy Group Ltd.	(2,577)	(52,689)	2.40%
Marathon Oil Corp.	(2,132)	(52,384)	2.39%
Sm Energy Co.	(1,365)	(52,376)	2.39%
Occidental Petroleum Corp.	(880)	(51,880)	2.36%
Conocophillips	(443)	(50,872)	2.32%
Devon Energy Corp.	(1,123)	(50,811)	2.31%
Permian Resources Corp.	(3,642)	(48,958)	2.23%
Diamondback Energy, Inc.	(302)	(46,964)	2.14%
Murphy Oil Corp.	(1,087)	(46,604)	2.12%
Apa Corp.	(1,273)	(45,369)	2.07%
Var Energi Asa	(14,383)	(45,180)	2.06%
Chord Energy Corp.	(238)	(39,553)	1.80%
Santos Ltd.	(7,491)	(38,323)	1.75%
Northern Oil And Gas, Inc.	(998)	(37,578)	1.71%
Talos Energy, Inc.	(2,532)	(36,005)	1.64%
Woodside Energy Group Ltd.	(1,702)	(34,796)	1.58%
Sm Energy Co.	(902)	(34,589)	1.58%
Kosmos Energy Ltd.	(5,084)	(33,760)	1.54%
Devon Energy Corp.	(742)	(33,556)	1.53%
Permian Resources Corp.	(2,405)	(32,332)	1.47%
Callon Petroleum Co.	(900)	(30,869)	1.41%
Murphy Oil Corp.	(718)	(30,777)	1.40%
Talos Energy, Inc.	(1,672)	(23,778)	1.08%
Kosmos Energy Ltd.	(3,357)	(22,295)	1.02%
Callon Petroleum Co.	(594)	(20,386)	0.93%
Aker Bp Asa	(651)	(18,721)	0.85%
Aker Bp Asa	(430)	(12,363)	0.56%
		$(2,195,364)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSGLPHRE Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Gap Inc. (The)	(7,829)	$(164,179)	6.07%
Hennes & Mauritz AB-B Shares	(8,666)	(153,799)	5.69%
Zalando Se	(5,378)	(131,578)	4.87%
Bath & Body Works, Inc.	(2,921)	(121,075)	4.48%
Kingfisher Plc	(39,502)	(119,401)	4.42%
Carter’s, Inc.	(1,598)	(118,920)	4.40%
Newell Brands, Inc.	(13,283)	(113,369)	4.19%
Ebay, Inc.	(2,624)	(111,578)	4.13%
Macy’s, Inc.	(5,413)	(108,578)	4.02%
Victoria’S Secret & Co.	(4,246)	(107,009)	3.96%
VF Corp.	(5,509)	(101,142)	3.74%
Kohls Corp.	(3,475)	(99,382)	3.68%
Marks & Spencer Group PLC	(29,404)	(97,283)	3.60%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

Name	Quantity	Value	Weight
Foot Locker, Inc.	(3,169)	$(93,588)	3.46%
Next PLC	(861)	(88,082)	3.26%
Estee Lauder Companies - Class A	(602)	(86,023)	3.18%
American Eagle Outfitters	(3,906)	(78,558)	2.91%
Canada Goose Holdings, Inc.	(6,461)	(77,271)	2.86%
Buckle, Inc. (The)	(1,588)	(70,886)	2.62%
Wolverine World Wide, Inc.	(7,105)	(66,643)	2.47%
Hanesbrands, Inc.	(15,953)	(63,814)	2.36%
Kinnevik Ab - B	(5,982)	(63,615)	2.35%
Tapestry, Inc.	(1,704)	(61,090)	2.26%
Steven Madden Ltd.	(1,431)	(60,732)	2.25%
Nordstrom, Inc.	(3,148)	(57,178)	2.12%
Oxford Industries, Inc.	(534)	(53,639)	1.98%
Sally Beauty Holdings, Inc.	(3,239)	(41,297)	1.53%
Chico’s Fashion, Inc.	(5,364)	(40,551)	1.50%
Boohoo Group PLC	(70,998)	(35,961)	1.33%
Asos PLC	(6,626)	(34,778)	1.29%
Revolve Group, Inc.	(1,754)	(31,447)	1.16%
Dillards, Inc. Class A	(70)	(27,209)	1.01%
Wayfair, Inc. Class A	(245)	(15,405)	0.57%
FNAC Darty S/A	(290)	(8,244)	0.30%
		$(2,703,304)	100.00%

The following table represents the individual positions and related values of underlying securities of the GSMBATDM Index Total Return Swap with Goldman Sachs.

Name	Quantity	Value	Weight
Lululemon Athletica, Inc.	945	$473,700	17.88%
Mercadolibre, Inc.	144	233,462	8.81%
Industria De Diseno Textil	5,189	217,615	8.21%
TJX Companies, Inc.	2,334	209,557	7.91%
O’Reilly Automotive, Inc.	198	189,701	7.16%
Associated British Foods PLC	6,308	188,134	7.10%
Asics Corp.	5,410	172,179	6.50%
Essilorluxottica	803	161,062	6.08%
Elf Beauty, Inc.	921	136,082	5.14%
Ross Stores, Inc.	964	130,144	4.91%
Beiersdorf Ag	825	120,952	4.56%
Ulta Beauty, Inc.	242	118,412	4.47%
Deckers Outdoor Corp.	152	107,336	4.05%
Autozone, Inc.	40	104,727	3.95%
Five Below	456	86,826	3.28%
		$2,649,889	100.00%

The following table represents the individual positions and related values of underlying securities of the JPTAOBRL Index Total Return Swap with JPMorgan.

Name	Quantity	Value	Weight
Vale SA	6,900	$104,412	19.25%
Petrobras - Petroleo Bras	9,884	72,232	13.31%
Banco Do Brasil S/A	5,344	59,553	10.98%
Itau Unibanco Holding	6,818	45,725	8.43%
Banco Bradesco S/A	11,983	42,880	7.90%
JBS S/A	5,998	28,962	5.34%
Itausa S/A	12,146	25,113	4.63%
Ambev S/A	8,227	24,407	4.50%
B3 Sa-Brasil Bolsa Balcao	8,054	24,205	4.46%
Gerdau S/A	4,278	20,536	3.79%
Telefonica Brasil S/A	1,362	14,975	2.76%
Ultrapar Participacoes S/A	2,830	14,829	2.73%
Centrais Eletricas Brasilier	1,263	10,699	1.97%
Banco Bradesco S/A	3,245	10,301	1.90%
CIA Energetica Minas	4,012	9,424	1.74%
Bb Seguridade Participacoes	1,328	8,805	1.62%
Bradespar S/A	1,546	7,755	1.43%

See accompanying notes to consolidated financial statements.

FULCRUM DIVERSIFIED ABSOLUTE RETURN FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2023

Name	Quantity	Value	Weight
BRF S/A	2,184	$6,186	1.14%
Klabin S/A	1,375	5,906	1.09%
XP, Inc.	157	4,092	0.75%
Cielo S/A	1,645	1,519	0.28%
		$542,516	100.00%

The following table represents the top 50 individual positions and related values, on an absolute basis, of underlying securities of the MSFDRUS I Index Total Return Swap with Morgan Stanley.

Name	Quantity	Value	Weight
Novo Nordisk A/S - B	9,269	$920,798	4.55%
Eli Lilly & Co.	1,508	874,278	4.32%
Pinduoduo, Inc. ADR	4,226	627,181	3.10%
Totalenergies SE	7,008	477,235	2.36%
Equinix, Inc.	550	443,157	2.19%
Archer-Daniels-Midland Co.	(5,600)	(405,104)	-2.00%
Bunge Global S/A	(3,744)	(388,365)	-1.92%
Mowi Asa	21,277	375,904	1.86%
Shell PLC	10,876	354,165	1.75%
Berkeley Group Holdings (The)	5,870	349,262	1.72%
CF Industries Holdings, Inc.	(4,486)	(346,319)	-1.71%
Weston (George) Ltd.	2,795	327,511	1.62%
Chevron Corp.	2,155	322,560	1.59%
BP PLC	53,996	317,654	1.57%
Vulcan Materials Co.	1,416	315,343	1.56%
Martin Marietta Materials	602	295,215	1.46%
CRH PLC	4,411	293,188	1.45%
Exxon Mobil Corp.	2,860	290,719	1.44%
Salmar Asa	5,284	288,726	1.43%
Yara International Asa	(7,987)	(280,601)	-1.39%
Repsol S/A	18,883	279,971	1.38%
Cheniere Energy, Inc.	1,522	264,402	1.31%
Eagle Materials, Inc.	1,300	264,303	1.31%
Nutrien Ltd.	(4,744)	(260,635)	-1.29%
Smartsheet, Inc. - Class A	5,384	250,464	1.24%
Monday.Com Ltd.	1,260	248,258	1.23%
Alkami Technology, Inc.	10,542	247,210	1.22%
Corteva, Inc.	(5,052)	(238,353)	-1.18%
Republic Services, Inc.	1,450	237,177	1.17%
Holcim Ltd.	3,112	236,991	1.17%
Transdigm Group, Inc.	237	234,604	1.16%
Airbus Se	1,526	231,971	1.15%
Uipath, Inc. - Class A	8,951	229,862	1.14%
Okta, Inc.	2,667	224,961	1.11%
Waste Connections, Inc.	1,511	222,844	1.10%
Clean Harbors, Inc.	1,235	218,299	1.08%
Klepierre	(8,091)	(215,888)	-1.07%
Elastic NV	1,830	208,638	1.03%
Rheinmetall AG	666	206,074	1.02%
Waste Management, Inc.	1,142	202,853	1.00%
Biem.L.Fdlkk Garment Co. Ltd. - A	43,526	197,270	0.97%
FMC Corp.	(3,343)	(196,869)	-0.97%
Castellum AB	14,044	196,231	0.97%
Nutanix, Inc. - A	4,167	195,974	0.97%
Koninklijke Ahold Delhaize N	6,785	194,528	0.96%
Mosaic Co. (The)	(5,235)	(193,695)	-0.96%
Taylor Wimpey PLC	105,187	190,816	0.94%
Q2 Holdings, Inc.	4,362	186,737	0.92%
Unibail-Rodamco-Westfield	(2,526)	(184,294)	-0.91%
Tyson Foods, Inc. - Class A	(3,547)	(183,415)	-0.91%
Other Underlying Index Components*	(193,289)	11,100,628	54.82%
		$20,250,424	100.00%

*	Largest 50 underlying components by market value at December 31, 2023.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2023

ASSETS
Investment securities:
At cost	$130,739,176
At fair value	$133,084,454
Cash and cash equivalents	13,358,274
Cash collateral for derivative instruments	23,441,883
Cash on deposit with broker	26,291,431
Foreign cash (Cost - $208,983)	221,703
Receivable for securities sold	7,136,302
Unrealized appreciation from swap contracts	1,155,594
Net unrealized appreciation of futures contracts	1,153,369
Receivable for swaps	1,028,093
Premiums paid for swaps	293,583
Receivable for fund shares sold	195,607
Net unrealized appreciation from forward foreign currency contracts	174,989
Dividends and interest receivable	49,024
Prepaid expenses and other assets	62,230
TOTAL ASSETS	207,646,536

LIABILITIES
Options written, at fair value (Premiums received $394,864)	426,571
Unrealized depreciation on swap contracts	777,121
Payable for investments purchased	4,980,350
Investment advisory fees payable	242,927
Premiums received from swaps	172,890
Payable for fund shares redeemed	95,928
Payable to related parties	56,374
Audit and tax fees payable	26,649
Shareholder services fees - Class I	25,715
Trustees fees payable	5,409
Accrued expenses and other liabilities	2,849
TOTAL LIABILITIES	6,812,783
NET ASSETS	$200,833,753

Composition of Net Assets:
Paid in capital	$204,101,839
Accumulated deficit	(3,268,086)
NET ASSETS	$200,833,753

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2023

Net Asset Value Per Share:
Super Institutional Class Shares:
Net Assets	$124,175,662
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,665,577
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.09

Institutional Class Shares:
Net Assets	$76,658,091
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,471,044
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.05

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2023

INVESTMENT INCOME
Dividends	$295,931
Interest	3,391,206
Less: Foreign withholding taxes	(7,181)
TOTAL INVESTMENT INCOME	3,679,956

EXPENSES
Investment advisory fees	1,004,667
Shareholder Services fees
Institutional Class	39,365
Administrative services fees	116,761
Transfer agent fees	41,135
Custodian fees	40,154
Audit and tax fees	35,140
Legal fees	10,773
Compliance officer fees	9,673
Registration fees	6,418
Printing and postage expenses	5,156
Trustees fees and expenses	4,845
Insurance expense	2,559
Other expenses	2,582
TOTAL EXPENSES	1,319,228
Less: Fees waived by the Advisor	(108,558)
NET EXPENSES	1,210,670
NET INVESTMENT INCOME	2,469,286

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investment transactions	(732,014)
Swap contracts	86,584
Options written	2,182,387
Futures contracts	(115,959)
Forward foreign currency exchange contracts	(1,899,132)
Foreign currency transactions	(38,879)
(517,013)

Net change in unrealized appreciation/(depreciation) of:
Investments	1,930,110
Swap contracts	1,051,169
Options written	(268,473)
Futures contracts	1,570,306
Forward foreign currency exchange contracts	4,038
Foreign currency translations	73,351
4,360,501
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	3,843,488
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,312,774

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	December 31, 2023	June 30,
	(Unaudited)	2023
FROM OPERATIONS
Net investment income	$2,469,286	$3,038,698
Net realized gain/(loss) from investment transactions, options written, swap contracts, futures contracts and foreign currency transactions	(517,013)	(9,497,042)
Net change in unrealized appreciation/(depreciation) of investments options written, swap contracts, futures contracts and foreign currency translations	4,360,501	709,067
Net increase/(decrease) in net assets resulting from operations	6,312,774	(5,749,277)

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(796,424)	(1,207,965)
Super Institutional Class	(1,100,901)	(1,481,328)
Decrease in net assets from distributions to shareholders	(1,897,325)	(2,689,293)

CAPITAL TRANSACTIONS
Proceeds from shares sold:
Institutional Class	20,902,411	124,559,992
Super Institutional Class	1,299,117	86,789,475
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	629,699	823,455
Super Institutional Class	1,095,611	1,464,262
Payments for shares redeemed:
Institutional Class	(47,152,620)	(95,253,840)
Super Institutional Class	(7,479,423)	(41,803,143)
Net increase/(decrease) in net assets from shares of beneficial interest	(30,705,205)	76,580,201

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(26,289,756)	68,141,631

NET ASSETS
Beginning of Year/Period	227,123,509	158,981,878
End of Year/Period	$200,833,753	$227,123,509

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	Year Ended
	December 31, 2023	June 30,
	(Unaudited)	2023
SHARE ACTIVITY
Institutional Class:
Shares Sold	2,341,803	13,663,860
Shares Reinvested	70,753	91,495
Shares Redeemed	(5,274,387)	(10,435,319)
Net increase/(decrease) in shares of beneficial interest outstanding	(2,861,831)	3,320,036

Super Institutional Class:
Shares Sold	144,711	9,453,937
Shares Reinvested	122,552	161,976
Shares Redeemed	(835,100)	(4,680,071)
Net increase/(decrease) in shares of beneficial interest outstanding	(567,837)	4,935,842

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Institutional Class
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30		June 30	June 30	June 30	June 30
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of year/period	$8.86		$9.17		$10.01	$9.76	$8.99	$9.69
Activity from investment operations:
Net investment income/(loss) (1)	0.10		0.12		(0.06)	(0.10)	(0.00)	(0.03)
Net realized and unrealized gain/(loss) on investments	0.16		(0.31)		0.03	1.08	0.77	0.10
Total from investment operations	0.26		(0.19)		(0.03)	0.98	0.77	0.07
Less distributions from:
Net investment income	(0.07)		—		(0.81)	(0.41)	—	(0.77)
Net realized gains	—		(0.12)		—	(0.32)	—	—
Total distributions	(0.07)		(0.12)		(0.81)	(0.73)	—	(0.77)
Net asset value, end of year/period	$9.05		$8.86	(2)	$9.17	$10.01	$9.76	$8.99
Total return (3)	2.87	% (2)(9)	-2.13	% (2)	-0.09%	10.58%	8.57%	1.09%
Net assets, at end of year/period (000s)	$76,658		$100,426		$73,478	$1,990	$1,340	$2,743
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.23	% (8)	1.40%		1.41%	1.32%	1.19%	1.24%
Ratio of net expenses to average net assets (6)	1.13	% (8)	1.20%		1.13%	1.11%	1.09%	1.13%
Ratio of net investment income/(loss) to average net assets (7)	2.20	% (8)	1.34%		-0.65%	-0.98%	-0.01%	-0.35%
Portfolio Turnover Rate	190	% (9)	84%		129%	140%	88%	81%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.23	% (8)	1.33%	1.41%	1.26%	1.18%	1.23%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.13	% (8)	1.14%	1.13%	1.05%	1.08%	1.12%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.20	% (8)	1.40%	-0.64%	-0.93%	0.00%	-0.34%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Super Institutional Class
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2023		June 30		June 30	June 30	June 30	June 30
	(Unaudited)		2023		2022	2021	2020	2019
Net asset value, beginning of year/period	$8.90		$9.20		$10.03	$9.78	$9.00	$9.69
Activity from investment operations:
Net investment income/(loss) (1)	0.10		0.14		(0.08)	(0.10)	0.02	(0.02)
Net realized and unrealized gain/(loss) on investments	0.17		(0.32)		0.06	1.08	0.76	0.10
Total from investment operations	0.27		(0.18)		(0.02)	0.98	0.78	0.08
Less distributions from:
Net investment income	(0.08)		—		(0.81)	(0.41)	(0.00)	(0.77)
Net realized gains	—		(0.12)		—	(0.32)	—	—
Total distributions	(0.08)		(0.12)		(0.81)	(0.73)	(0.00)	(0.77)
Net asset value, end of year/period	$9.09		$8.90	(2)	$9.20	$10.03	$9.78	$9.00
Total return (3)	2.94	% (2)(9)	-2.01	% (2)	0.02%	10.60%	8.69%	1.21%
Net assets, at end of year/period (000s)	$124,176		$126,697		$85,504	$108,011	$167,280	$183,278
Ratios including the income and expenses of FDFC
Ratio of gross expenses to average net assets (4)(5)	1.15	% (8)	1.30%		1.37%	1.29%	1.16%	1.17%
Ratio of net expenses to average net assets (6)	1.05	% (8)	1.10%		1.08%	1.10%	1.06%	1.06%
Ratio of net investment income/(loss) to average net assets (7)	2.22	% (8)	1.55%		-0.85%	-0.97%	0.17%	-0.24%
Portfolio Turnover Rate	190	% (9)	84%		129%	140%	88%	81%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Includes adjustments made in accordance with generally accepted accounting principles.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(5)	Ratio of gross expenses to average net assets excluding interest and brokerage expenses	1.15	% (9)	1.24%	1.33%	1.24%	1.15%	1.16%

(6)	Ratio of net expenses to average net assets excluding interest and brokerage expenses	1.05	% (9)	1.05%	1.04%	1.05%	1.05%	1.05%

(7)	Ratio of net investment income/(loss) to average net assets excluding interest and brokerage expenses	2.22	% (9)	1.61%	-0.82%	-0.93%	0.18%	-0.23%

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to consolidated financial statements.

Fulcrum Diversified Absolute Return Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
December 31, 2023

1.	ORGANIZATION

The Fulcrum Diversified Absolute Return Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to March 13, 2023, the Fund was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund seeks to achieve long-term absolute returns. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Super Institutional Class shares and Institutional Class shares at net asset value, both of which commenced operations on July 31, 2015. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. Institutional Class is subject to a shareholders servicing fee up to 0.10%. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The Predecessor Fund was reorganized on March 10, 2023, from a series of Trust for Advised Portfolios, a Delaware statutory trust, to a series of Northern Lights Fund Trust IV, also a Delaware statutory trust. As a series of Northern Lights Fund Trust IV, the Fund is a continuation of the identically-named predecessor fund managed by Fulcrum Asset Management LLP that was a series of Trust for Advised Portfolios. The Fund and the Predecessor Fund have the same investment objective, principal investment strategies and portfolio manager.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Security Valuation – The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities, including common/preferred stocks and exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Investments in swap contracts are reported at fair value based on the underlying equity securities held within the swap or daily price reporting- from the swap counterparty. The independent pricing -service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward foreign currency exchange contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

Over-the-counter derivatives are valued by an independent pricing service using a series of techniques, including simulation pricing models. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates. When prices are determined by the pricing agent, positions are classified as Level 2 of the fair value hierarchy.

The Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security- specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2023 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$—	$98,014,604	$—	$98,014,604
Common Stocks	31,397,296	—	—	31,397,296
Future Options Purchased	1,060,676	—	—	1,060,676
Currency Options Purchased	—	836,168	—	836,168
OTC Dual Binary Options Purchased	—	708,071	—	708,071
Exchange-Traded Fund	597,012	—	—	597,012
Correlation Options Purchased	—	417,270	—	417,270
Index Options Purchased	33,785	—	—	33,785
Equity Options Purchased	19,572	—	—	19,572
Total	$33,108,341	$99,976,113	$—	$133,084,454

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts	$1,153,369	$—	$—	$1,153,369
Interest Rate Swap Contracts	—	285,367	—	285,367
Forward Exchange Contracts	—	174,989	—	174,989
Credit Default Swaps	—	95,033	—	95,033
Total Return Swap Contracts	—	1,407	—	1,407
Total	$1,153,369	$556,796	$—	$1,710,165

Liabilities
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Index Options Written	$239,601	$—	$—	$239,601
Futures Options Written	186,970	—	—	186,970
Dispersion Swap Contracts	—	3,334	—	3,334
Total	$426,571	$3,334	$—	$429,905

The Fund did not hold any level 3 securities during the period.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Consolidation of Subsidiaries – The consolidated financial statements of the Fund include Fulcrum Diversified Absolute Return Cayman Fund (“FDFC”), a wholly owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in FDFC is as follows:

		% of the Fund’s
	FDFC Net Assets at	Total Net Assets at
	December 31, 2023	December 31, 2023
FDFC	$ 11,991,983	6.0%

For tax purposes, FDFC is an exempted Cayman investment company. FDFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, FDFC is a CFC and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, FDFC’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Commodities Risk – Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Counterparty Risk – Many derivative contracts are privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Credit Default Index Swaps Risk – Credit defaults swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Currency Risk – The risk that changes in currency exchange rates will negatively affect securities denominated in, and/or receiving revenues in, foreign currencies. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund’s investments in securities denominated in a foreign currency or may widen existing losses. The Fund’s net currency positions may expose it to risks independent of its securities positions.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Currency Swaps Risk – Currency swaps are subject to market risk, counterparty risk, and the risk of imperfect correlation between profit or loss on the currency swap and the underlying currency exchange rate. In the event of the insolvency of the counterparty, the Fund may sustain losses or be unable to liquidate the swap position.

Derivatives Risk – A small investment in derivatives could have a potentially large impact on the Fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative held by the Fund will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial.

Emerging Market Risk – The Fund intends to have exposure to emerging markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. In addition, investments in securities and instruments traded in emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments. For example, emerging markets may be subject to greater market volatility, lower trading volume and liquidity, greater social, political and economic uncertainty, governmental controls on foreign investments and limitations on repatriation of invested capital, lower disclosure, corporate governance, auditing and financial reporting standards, fewer protections of property rights, restrictions on the transfer of securities or currency, and settlement and trading practices that differ from those in U.S. markets.

Equity Index Swaps Risk – Equity swaps are subject to liquidity risk because the liquidity of equity swaps is based on the liquidity of the underlying instrument, and are subject to the risk that the counterparty to the equity swap may be unable to or unwilling to make payments or otherwise honor its financial obligations under the terms of the contract.

Options Risk – There are risks associated with the sale of call and put options. As the seller (writer) of a call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise option price. As a seller (writer) of a put option, the Fund will lose money if the value of the security falls below the strike price.

Subsidiary Risk – By investing in FDFC, the Fund is indirectly exposed to the risks associated with FDFC’s investments. The commodity-related instruments held by FDFC are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Risk” above). There can be no assurance that the investment objective of FDFC will be achieved. FDFC is not registered under the 1940 Act, and, unless otherwise noted in the Fund’s prospectus, is not subject to all the investor protections of the 1940 Act. However, the Fund wholly owns FDFC, and the Fund and FDFC are both managed by the advisor, making it unlikely that FDFC will take action contrary to the interests of the Fund and its shareholders. The Board has oversight responsibility for the investment activities of the Fund, including its investment in FDFC, and the Fund’s role as sole shareholder of FDFC. To the extent applicable to the investment activities of FDFC, FDFC will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding taxes and foreign capital gains taxes, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Fund maintains deposits with a financial institution in an amount that is in excess of federally insured limits.

Restricted Cash and Deposits with Brokers – At December 31, 2023, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and/or counterparty broker and is reflected in the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On December 31, 2023, the Fund had pledged the following amounts as collateral for open currency contracts, options, futures and swap contracts:

Counterparty	Amounts Pledged(1)	Deposits with Brokers
Barclays	$—	$1,370,341
Citibank, N.A.	2,051,803	(105,341)
Goldman Sachs	1,390,000	—
JPMorgan Chase	2,150,080	2,492,702
Merrill Lynch	—	1,371,313
Morgan Stanley	17,850,000	21,166,372
Total	$23,441,883	$26,295,387

(1)	Excludes non-pledged cash or collateral held by the broker.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020 – 2022) or expected to be taken on the Fund’s 2023 return. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to equity securities, fixed income securities, interest rates, commodities, or currency exchange rates and related indexes. The Fund may also use these derivatives to modify or hedge the Fund’s exposure to a particular investment market related risk, as well as to manage the volatility of the Fund. Additionally, the Fund may use derivatives to manage cash. By investing in derivatives, the Fund attempts to achieve the economic equivalence it would achieve if it were to invest directly in the underlying security. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Consolidated Statement of Assets and Liabilities.

Specific types of derivative instruments used by the Fund for the six months ended December 31, 2023, include purchased option; written options; forward currency and futures contracts; and interest rate, credit default and total return swaps. All open derivative positions are listed on the Consolidated Schedule of Investments.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Contracts – As foreign securities are purchased and sold, the Fund may enter into forward foreign currency contracts in order to hedge against foreign currency exchange rate risks. The market value of the contracts fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

A fund investing in forward foreign currency contracts is exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Forward foreign currency contracts outstanding as of December 31, 2023 are reflected in the Consolidated Schedule of Investments.

Futures – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. To manage equity price risk, the Fund may enter into futures contracts. Upon entering a futures contract with a broker, the Fund deposits a “cash deposit” with the broker as recorded in the accompanying Consolidated Statements of Assets and Liabilities. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts outstanding at year end are listed after the Fund’s Consolidated Schedule of Investments.

Option Transactions – When the Fund writes a call option, an amount equal to the premium received is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. A call option on a security is a contract that gives the holder of the option, in return for a premium, the right, but not the obligation, to buy from the writer of the option the security underlying the option at a specified exercise or “strike” price by or before the contract’s expiration. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non- income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. Securities held as collateral for options is reported on the Consolidated Schedule of Investments.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk, credit risk, currency risk, volatility risk, counterparty risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each day as reported by the swap counterparty. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations.

Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. In order to maintain prudent risk exposure to the counterparty, the advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the advisor may determine. If the advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety.

Interest Rate Swaps – The Fund may enter into interest rate swaps. The two parties to the swap exchange the right to receive floating interest payments versus fixed interest payments. The value of an interest rate swap will change based on the spread between the rates.

Credit Default Swaps – The Fund enters into credit default swap agreements, credit default index swap agreements and similar agreements as a protection “seller” or as a “buyer” of credit protection. The credit default swap agreement or similar instruments may have as reference obligations one or more securities that are not held by the Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” a periodic stream of payments over the term of the agreement, provided generally that no credit event on a reference obligation has occurred. In addition, at the inception of the agreement, the protection “buyer” may receive or be obligated to pay an additional up-front amount depending on the current market value of the contract. If a credit event occurs, an auction process is used to determine the “recovery value” of the contract. The seller then must pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. For credit default index swaps, the settlement payment for a constituent’s credit event is scaled down to the weighting in the index.

As a seller of protection, the Fund generally receives a fixed rate of income throughout the term of the swap provided that there is no credit event. In addition, at the inception of the agreement, the Fund may receive or be obligated to pay an additional up- front amount depending on the current market value of the contract. If a credit event occurs, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process. Credit default swaps could result in losses if the Adviser does not correctly evaluate the creditworthiness of the underlying instrument on which the credit default swap is based. Additionally, if the Fund is a seller of a credit default swap and a credit event occurs, the Fund could suffer significant losses.

Changes in the value of swaps are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as premiums paid for swap contacts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

For the six months ended December 31, 2023, the net change in unrealized appreciation on swap contracts was $1,051,169. For the six months ended December 31, 2023, the Fund had a realized gain of $86,584 on swap contracts.

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement along with collateral pledged for these contracts as of December 31, 2023.

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Purchased Options
Citigroup	$289,153	$—	$289,153	$—	$—	$289,153
Goldman Sachs	3,779	—	3,779	—	—	3,779
JPMorgan Chase	836,168	—	836,168	—	—	836,168
Morgan Stanley	1,946,442	—	1,946,442	(186,970)	—	1,759,472
Futures Contracts (2)
JPMorgan Chase	8,128	—	8,128	—	—	8,128
Morgan Stanley	3,116,258	(1,971,017)	1,145,241	—	—	1,145,241
Forward Contracts
JPMorgan Chase	762,862	—	762,862	(587,873)	—	174,989
Swap Contracts
Barclays	62,901	—	62,901	(62,901)	—	—
Citigroup	220,692	—	220,692	(220,692)	—	—
Goldman Sachs	33,267	—	33,267	(33,267)	—	—
JPMorgan Chase	661,520	—	661,520	(278,474)	—	383,046
Merrill Lynch	19,425	—	19,425	—	—	19,425
Morgan Stanley	154,390	—	154,390	(21,499)	—	132,891
UBS	3,399	—	3,399	(3,399)	—	—
Total	$8,118,384	$(1,971,017)	$6,147,367	$(1,395,075)	$—	$4,752,292

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

				Gross Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Assets and (Liabilities)	Gross Amounts Offset in the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Present in the Consolidated Statement of Assets and Liabilities	Offsetting Derivative Position	Cash Collateral Pledged(1)	Total
Written Options
Morgan Stanley	$(186,970)	$—	$(186,970)	$186,970	$—	$—
Futures Contracts (2)
JPMorgan Chase	—	—	—	—	—	—
Morgan Stanley	(1,971,017)	1,971,017	—	—	—	—
Forward Contracts
JPMorgan Chase	(587,873)	—	(587,873)	587,873	—	—
Swap Contracts
Barclays	(84,091)	—	(84,091)	62,901	—	(21,190)
Citigroup	(331,934)	—	(331,934)	220,692	—	(111,242)
Goldman Sachs	(43,491)	—	(43,491)	33,267	—	(10,224)
HSBC	(431)	—	(431)	—	—	(431)
JPMorgan Chase	(278,474)	—	(278,474)	278,474	—	—
Morgan Stanley	(21,499)	—	(21,499)	21,499	—	—
UBS	(17,201)	—	(17,201)	3,399	—	(13,802)
Total	$(3,522,981)	$1,971,017	$(1,551,964)	$1,395,075	$—	$(156,889)

(1)	Over-collateralization of total financial instruments or cash is not shown.

(2)	Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as shown in the Consolidated Schedule of Investments.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2023:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Asset/Liability Derivatives
Equity/Interest Rate/	Fair Value of Investments
Credit/Currency/Commodity/Volatility	Options Written, at Fair Value
Net unrealized appreciation/(depreciation) from swap contracts
Net unrealized appreciation/(depreciation of futures contracts
Net unrealized appreciation/(depreciation) of forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2023:

Asset Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2023
Swap Contracts	$554,071	$506,490	$95,033	$—	$—	$1,155,594
Futures Contracts	966,473	1,260,909	—	168,110	728,894	3,124,386
Forward Foreign Currency Contracts	—	—	—	174,989	—	174,989
Options Purchased^	1,137,285	—	—	1,616,007	322,250	3,075,542
	$2,657,829	$1,767,399	$95,033	$1,959,106	$1,051,144	$7,530,511

Liability Derivatives Investment Fair Value
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2023
Swap Contracts	$555,998	$221,123	$—	$—	$—	$777,121
Futures Contracts	674,915	506,812	—	388,033	401,258	1,971,018
Options Written	418,011	—	—	—	8,560	426,571
	$1,648,924	$727,935	$—	$388,033	$409,818	$3,174,710

^	Included with fair value of investments.

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended December 31, 2023:

Derivative Investment Type	Location of Net Realized and Unrealized Gain/(Loss) on Derivatives
Equity/Interest Rate/ Credit/Currency/Commodity/Volatility	Net realized gain/(loss) and change in net unrealized appreciation/(depreciation) of: Investments, Swap Contracts, Futures Contracts, Forward Foreign Currency Contracts and Options Written

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended December 31, 2023:

Realized Gain/(Loss)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2023
Swap Contracts*	$(519,788)	$562,046	$8,807	$—	$—	$51,065
Futures Contracts	1,888,210	(816,711)	—	(418,770)	(646,717)	6,012
Forward Foreign Currency
Contracts	—	—	—	(1,899,132)	—	(1,899,132)
Options Purchased^	(1,718,103)	—	—	(979,903)	58,045	(2,639,961)
Options Written	1,044,589	—	—	177,761	960,037	2,182,387
	$694,908	$(254,665)	$8,807	$(3,120,044)	$371,365	$(2,299,629)

Change in Unrealized Appreciation/(Depreciation)
						Total as of
	Equity	Interest Rate	Credit	Currency	Commodity	December 31, 2023
Swap Contracts	$163,678	$827,757	$59,734	$—	$—	$1,051,169
Futures Contracts	(378,291)	917,652	—	463,628	567,317	1,570,306
Forward Foreign Currency
Contracts	—	—	—	(250,423)	—	(250,423)
Options Purchased^	106,118	—	—	(42,571)	(27,571)	35,976
Options Written	(63,226)	—	—	—	31,520	(31,706)
	$(171,721)	$1,745,409	$59,734	$170,634	$571,266	$2,375,322

*	Excludes income earned on swap contracts.

^	Included with realized loss on investment transactions and change in unrealized appreciation/(depreciation) of investments.

The notional value of the derivative instruments outstanding as of December 31, 2023 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2023, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities amounted to $59,679,625 and $59,091,956, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Fulcrum Asset Management LLP serves as the Fund’s investment advisor. Pursuant to an investment advisory agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.90% of the Fund’s average

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

daily net assets. For the year ended June 30, 2023, the Advisor earned $1,004,667 in advisory fees. As of December 31, 2023, the Fund had a payable for advisory fees of $242,927.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until April 30, 2024, to waive a portion or all of its management fees and pay Fund expenses (excluding shareholder servicing fees, any front end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses (“AFFE”); fees and expenses associated with investment in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) in order to limit the annual fund operating expenses to 1.05% of the average daily net assets of each of the Super Institutional Class and Institutional Class shares (the “Expense Limitation”).

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation that was in place at the time of the original expense waiver. If Fund operating expenses attributable to Super Institutional Class shares or Institutional Class shares subsequently exceed the Expense Limitation, the reimbursements shall be suspended. For the six months ended December 31, 2023, the Advisor waived $108,558 of fees which are subject to recapture by the Advisor.

As of June 30, 2023, the Advisor has waived fees that can be recouped up to three years from the date incurred before expiring as summarized below:

June 30, 2024	June 30, 2025	June 30, 2026
$244,854	$323,321	$402,825

As of June 30, 2023, $181,991 in waived fees have expired unrecouped.

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”) . The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. For the six months ended December 31, 2023, the Fund did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Prior to March 13, 2023, U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services served as the Fund’s Administrator, fund accountant and transfer agent. U.S. Bank Global Fund Services was an affiliate of the Predecessor Fund, as certain officers and trustees of the Predecessor Fund were also officers of U.S. Bank Global Fund Services. Such individuals were not paid any fees directly by the Predecessor Fund for serving in such capacities.

In addition, the Fund’s Custodian, U.S. Bank NA is affiliated with U.S. Bank Global Fund Services.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2023, were as follows:

Cost for Federal Tax purposes	$130,287,786

Unrealized Appreciation	$3,730,474
Unrealized Depreciation	(1,360,378)
Tax Net Unrealized Appreciation	$2,370,096

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following fiscal years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2023	June 30, 2022
Ordinary Income	$1,243,543	$7,513,243
Long-Term Capital Gain	1,445,750	250
Return of Capital	—	—
	$2,689,293	$7,513,493

Fulcrum Diversified Absolute Return Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2023

As of June 30, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$(8,125,558)	$—	$—	$442,023	$(7,683,535)

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized loss and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, tax adjustment for unsettled short positions and the mark-to-market on open futures, passive foreign investment companies, forward contracts and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency gains (losses) of $(42,615).

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $1,637,425.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $6,488,133.

Permanent book and tax differences, primarily attributable to tax adjustments for the Fund’s wholly owned subsidiary, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2023, as follows:

Paid
In	Accumulated
Capital	Deficit
$(3,201,197)	$3,201,197

7.	REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi- annual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

Fulcrum Diversified Absolute Return Fund

EXPENSE EXAMPLE (Unaudited)

December 31, 2023

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.

Actual Expenses

The “Actual” table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $ 8,600 account value divided by $ 1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	7-1-23	12-31-23	7/1/23 – 12/31/23	Ratio
Super Institutional Class	$1,000.00	$1,029.40	$5.37	1.05%
Institutional Class	1,000.00	1,028.70	5.78	1.13%

		Ending
	Beginning	Account	Expenses Paid	Annualized
Hypothetical	Account Value	Value	During Period*	Expense
(5% return before expenses)	7-1-23	12-31-23	7/1/23 – 12/31/23	Ratio
Super Institutional Class	$1,000.00	$1,019.91	$5.35	1.05%
Institutional Class	1,000.00	1,019.51	5.75	1.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-631-490-4300

PRIVACY NOTICE

Northern Lights Fund Trust iv

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-538-5278 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov The information on Form N-PORT is available without charge, upon request, by calling 1-855-538-5278.

INVESTMENT ADVISOR

Fulcrum Asset Management LLP

Marble Arch House

66 Seymour Street

London W1H 5BT

United Kingdom

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Fulcrum-SAR-23

(a) Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 3/7/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 3/7/24

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 3/7/24